Exhibit 99.1 Schedule 3

Loan Level Exception - Disposition

Run Date - 6/13/2023 5:00:14 PM

Unique ID	Customer Loan ID	Seller Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 1	Disposition 2	DBRS Final Rating
94297856	XXX	XXX	XXX	$XXX	SC	3/XX/2005	Primary	Purchase	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2004.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.				-	B
94295800	XXX	XXX	XXX	$XXX	DC	1/XX/2006	Investment	Refinance Cash-out - Debt Consolidation		1							1								-	A
94208213	XXX	XXX	XXX	$XXX	MA	5/XX/2005	UTD	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2004.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94238246	XXX	XXX	XXX	$XXX	MA	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A
94289731	XXX	XXX	XXX	$XXX	RI	11/XX/2006	Primary	Refinance Rate/Term		1							1								-	A
94294660	XXX	XXX	XXX	$XXX	FL	3/XX/2003	Primary	Refinance UTD	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2002.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94261685	XXX	XXX	XXX	$XXX	FL	2/XX/2008	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2008.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94234323	XXX	XXX	XXX	$XXX	NM	4/XX/2005	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $148,810.67 is underdisclosed from calculated Finance Charge of $148,966.58 in the amount of $155.91.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the closing fee of $70.68 or the AUS fee of $15 as prepaid finance charges. The Lender's TIL reflects MI dropping off after 137 months, however, the audited TIL indicates MI should drop off after 139 months.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94224807	XXX	XXX	XXX	$XXX	CT	1/XX/2008	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $480,832.68 is underdisclosed from calculated Finance Charge of $480,957.68 in the amount of $125.00.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2008, prior to three (3) business days from transaction date of XX/XX/2008.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is fee related due to TIL Itemization only disclosing fees in the amount of $3101.67 and the Final HUD reflects 3226.67.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94218781	XXX	XXX	XXX	$XXX	PA	8/XX/2003	Primary	Purchase		1							1								-	A
94209894	XXX	XXX	XXX	$XXX	FL	11/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94298832	XXX	XXX	XXX	$XXX	CA	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94214996	XXX	XXX	XXX	$XXX	LA	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2006 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Louisiana Late Charge Grace Period Testing: Note grace period less than minimum per state.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $289,170.36 is underdisclosed from calculated Finance Charge of $289,218.35 in the amount of $47.99.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2006, prior to three (3) business days from transaction date of XX/XX/2006.	State Compliance - Louisiana Late Charge Grace Period Testing: Seven (7) day grace period for the late charge does not conform with 10 day minimum per state (LA) Regs. Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94290680	XXX	XXX	XXX	$XXX	CA	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $315,001.44 is underdisclosed from calculated Finance Charge of $333,541.55 in the amount of $18,540.11.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 2.19% per the approval, however the lowest index value available in the lookback period is 2.39%	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94290008	XXX	XXX	XXX	$XXX	CA	10/XX/2005	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $543,155.36 is underdisclosed from calculated Finance Charge of $564,277.38 in the amount of $21,122.02.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 2.890% per the Approval, however the only index value available in the lookback period is 3.060%.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94243118	XXX	XXX	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Other		2							2	[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original amount, depending on the lender's license type.	State Compliance - California Prepayment Penalty: PPP Expired. Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original amount, depending on the lender's license type - note states 2%. Lender is XXX.						-	B
94218776	XXX	XXX	XXX	$XXX	CA	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2005, prior to three (3) business days from transaction date of XX/XX/2005.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94277135	XXX	XXX	XXX	$XXX	AZ	5/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Compliant Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94245539	XXX	XXX	XXX	$XXX	NJ	12/XX/2001	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94212755	XXX	XXX	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		1	[3] Application / Processing - Missing Valuation:	Appraisal not provided					1								-	A
94200601	XXX	XXX	XXX	$XXX	NJ	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $940,179.15 is underdisclosed from calculated Finance Charge of $940,776.44 in the amount of $597.29.	State Compliance - New Jersey Prepayment Penalty: PPP is expired. Prepayment penalties not permitted per state (NY). Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charges under disclosed. Itemization provided, but PPFCs are not itemized. Unable to verify the reason for the under disclosure.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94240459	XXX	XXX	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $558,330.95 is underdisclosed from calculated Finance Charge of $559,485.71 in the amount of $1,154.76.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to incomplete breakdown of prepaid finance charges from Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94272274	XXX	XXX	XXX	$XXX	NE	4/XX/2003	Primary	Refinance Rate/Term	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2003, prior to three (3) business days from transaction date of XX/XX/2003.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR HUD Deficiency	D
94279832	XXX	XXX	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94211938	XXX	XXX	XXX	$XXX	MD	10/XX/2007	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $408,119.22 is underdisclosed from calculated Finance Charge of $410,906.43 in the amount of $2,787.21.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Payment stream on Final TIL does not match calculation. Lender used an original index value of 4.85%. Lowest index available in the drop down is 4.88%.		Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94200795	XXX	XXX	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Rate/Term	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94202411	XXX	XXX	XXX	$XXX	CA	3/XX/2008	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94294544	XXX	XXX	XXX	$XXX	WA	1/XX/2008	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94276989	XXX	XXX	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Other		1							1								-	A
94228198	XXX	XXX	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.50800% is underdisclosed from calculated APR of 7.88630% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $415,178.14 is underdisclosed from calculated Finance Charge of $447,994.74 in the amount of $32,816.60.	Federal Compliance - TIL APR Tolerance Irregular Transaction: Under disclosure is due to the lender utilizing an index value of 4.110 % per the Approval, however the only index value available in the look back period is 4.490%. Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 4.110 % per the Approval, however the only index value available in the look back period is 4.490%.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94215131	XXX	XXX	XXX	$XXX	MA	4/XX/2004	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $200,358.98 is underdisclosed from calculated Finance Charge of $200,554.21 in the amount of $195.23.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94290608	XXX	XXX	XXX	$XXX	CA	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
																		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94248688	XXX	XXX	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2007 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2007, prior to three (3) business days from transaction date of XX/XX/2007.	State Compliance - California Prepayment Penalty: Prepayment penalty is expired. Prepayment is within 6 months interest on amount prepaid greater than 20% of OPB per state (CA).	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94234226	XXX	XXX	XXX	$XXX	CT	11/XX/2004	Primary	Refinance UTD	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2004, prior to three (3) business days from transaction date of XX/XX/2004.
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.				-	B
94256682	XXX	XXX	XXX	$XXX	CA	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2005, prior to three (3) business days from transaction date of XX/XX/2005.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94207208	XXX	XXX	XXX	$XXX	CT	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2008 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2008, prior to three (3) business days from transaction date of XX/XX/2008.	State Compliance - Connecticut Prepayment Penalty Test: PPP Expired. Prepayment charge not allowed per state CT - max prepayment charge for CT loan is 0% - note states 3%, 2%, 1%. Lender is XXX		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94291674	XXX	XXX	XXX	$XXX	NY	6/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2006 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2006, prior to three (3) business days from transaction date of XX/XX/2006.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94269266	XXX	XXX	XXX	$XXX	SC	1/XX/2008	Primary	Purchase	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2008 used as disbursement date for compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94272704	XXX	XXX	XXX	$XXX	MN	6/XX/2009	Primary	Purchase		2							2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and max balance, if applicable.							-	B
94229825	XXX	XXX	XXX	$XXX	CA	2/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $701,708.63 is underdisclosed from calculated Finance Charge of $701,820.56 in the amount of $111.93.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94284249	XXX	XXX	XXX	$XXX	CA	9/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94290016	XXX	XXX	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94206884	XXX	XXX	XXX	$XXX	CA	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $355,894.70 is underdisclosed from calculated Finance Charge of $384,062.12 in the amount of $28,167.42.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 1.693% per the approval, however the lowest index value available in the lookback period is 1.99583%		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94226328	XXX	XXX	XXX	$XXX	CA	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $621,976.80 is underdisclosed from calculated Finance Charge of $650,961.36 in the amount of $28,984.56.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2005, prior to three (3) business days from transaction date of XX/XX/2005.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 1.97% per the Loan Approval, however the lowest index value available in the lookback period is 3.25%	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94257901	XXX	XXX	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94297892	XXX	XXX	XXX	$XXX	CA	10/XX/2007	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,229,381.23 is underdisclosed from calculated Finance Charge of $1,229,831.85 in the amount of $450.62.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Disbursement fee of $62.50, Wire fee of 15, Delivery fee of $15.44, Transaction Coordinating fee of $350 as prepaid finance charges.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94259525	XXX	XXX	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94250752	XXX	XXX	XXX	$XXX	GA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2006 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2006, prior to three (3) business days from transaction date of XX/XX/2006.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94238797	XXX	XXX	XXX	$XXX	GA	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: B of A loan, please add/correct comment required by B of A TIL Instruction doc in Deal Docs.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94202445	XXX	XXX	XXX	$XXX	CA	4/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94287035	XXX	XXX	XXX	$XXX	IL	5/XX/2008	Primary	Refinance UTD	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2007.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94248520	XXX	XXX	XXX	$XXX	TX	6/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94218642	XXX	XXX	XXX	$XXX	MO	4/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $142,196.87 is underdisclosed from calculated Finance Charge of $142,331.46 in the amount of $134.59.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing itemization of amount financed. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94282738	XXX	XXX	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94224828	XXX	XXX	XXX	$XXX	GA	10/XX/2006	Primary	Refinance Cash-out - Other		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94278453	XXX	XXX	XXX	$XXX	NJ	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94295242	XXX	XXX	XXX	$XXX	IL	10/XX/2005	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94226303	XXX	XXX	XXX	$XXX	NY	2/XX/2005	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94287876	XXX	XXX	XXX	$XXX	IL	12/XX/2004	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94232444	XXX	XXX	XXX	$XXX	MS	9/XX/2003	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2003.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94278677	XXX	XXX	XXX	$XXX	TX	8/XX/2003	Primary	Refinance Rate/Term		1							1								-	A
94292764	XXX	XXX	XXX	$XXX	GA	5/XX/2007	Investment	Purchase		1							1								-	A
94244583	XXX	XXX	XXX	$XXX	AZ	2/XX/2006	Investment	Purchase		1							1								-	A
94261823	XXX	XXX	XXX	$XXX	FL	2/XX/2004	Investment	Purchase		2							2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B
94249869	XXX	XXX	XXX	$XXX	OK	2/XX/1985	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/1985 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/1985 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/1984.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D
94236328	XXX	XXX	XXX	$XXX	NC	11/XX/1999	Primary	Refinance UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/1999 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	Out	TR Indeterminable	D
94214302	XXX	XXX	XXX	$XXX	MO	4/XX/2004	Investment	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B
94263791	XXX	XXX	XXX	$XXX	IN	6/XX/2001	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2001 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2001 which is 0 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	SELLER - GENERAL COMMENT (2019/XX/XX): The final Disbursement Instructions dated XX/XX/2001 which reflects all costs/fees at closing and supports compliance documents required to test.
REVIEWER - GENERAL COMMENT (2019/XX/XX): Disbursement Worksheet provided.  Worksheet not acceptable for HUD fees.  Exception remains.
SELLER - GENERAL COMMENT (2019/XX/XX): The final Disbursement Instructions dated XX/XX/2001 reflects all costs/fees at closing to complete High-Cost Testing.
REVIEWER - GENERAL COMMENT (2019/XX/XX): Disbursement Worksheet provided. Worksheet not acceptable for final TIL. Exception remains.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94236793	XXX	XXX	XXX	$XXX	MA	4/XX/2004	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94224705	XXX	XXX	XXX	$XXX	CA	5/XX/2005	Primary	Refinance Rate/Term	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2005 used as disbursement date for compliance testing.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2005, prior to three (3) business days from transaction date of XX/XX/2005.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Yes	Out	TR HUD Deficiency	D
94256678	XXX	XXX	XXX	$XXX	NC	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.							-	B
94289497	XXX	XXX	XXX	$XXX	IL	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94216043	XXX	XXX	XXX	$XXX	CA	10/XX/2004	Investment	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B
94236308	XXX	XXX	XXX	$XXX	GA	10/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94223312	XXX	XXX	XXX	$XXX	FL	6/XX/2005	Investment	Purchase		2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.					2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2004.							-	B
94208677	XXX	XXX	XXX	$XXX	MS	2/XX/2007	Primary	Refinance Cash-out - Other		2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	File does not contain either Preliminary or Final Title.					2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94256994	XXX	XXX	XXX	$XXX	MI	2/XX/2004	Primary	Refinance Rate/Term		2							2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.							-	B
94247473	XXX	XXX	XXX	$XXX	WA	12/XX/2004	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94231886	XXX	XXX	XXX	$XXX	FL	4/XX/2006	Primary	Refinance Cash-out - Other	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain eihter a Preliminary or Final Title.	3	[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		No	In	TNR Testing Not Required	D
94270915	XXX	XXX	XXX	$XXX	FL	11/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94287768	XXX	XXX	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94221537	XXX	XXX	XXX	$XXX	AR	5/XX/2003	Primary	Refinance Cash-out - Other	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		No	In	TNR Testing Not Required	D
94286874	XXX	XXX	XXX	$XXX	RI	11/XX/2004	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2004, prior to three (3) business days from transaction date of XX/XX/2004.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94219162	XXX	XXX	XXX	$XXX	NY	11/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94215939	XXX	XXX	XXX	$XXX	FL	2/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94239167	XXX	XXX	XXX	$XXX	GA	1/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94281741	XXX	XXX	XXX	$XXX	CA	3/XX/2016	Primary	Refinance Rate/Term	Safe Harbor QM	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/2016 Disaster End Date: XX/XX/2018 Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: XX/XX/2018	Appraisal completed in 2016 prior to disaster	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/1757682)
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - TRID Final Closing Disclosure Borrower Paid Other Costs Total Section I: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/2016 disclosed Total Other Costs (Borrower-Paid) (Section I) that does not match sum of fees. (Final/XX/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Borrower Paid Other Costs Total Section J: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/2016 disclosed Total Closing Costs (Borrower-Paid) (Section J) that does not match sum of fees. (Final/XX/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/XX/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/2016 disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/XX/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/2016 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/XX/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $4,397.52 on Final Closing Disclosure provided on XX/XX/2016 not accurate. (Final/XX/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/03/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Payoffs: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2016 disclosed a Payoff Amount that is not equal to the sum of all payoffs listed in the Payoffs and Payments section. (Final/03/XX/2016)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,761.13 exceeds tolerance of $5,751.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - Check Loan Designation Match - QM: Meets Appendix Q requirements
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Two years personal and business tax returns in file
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: Initial Affiliated Business Arrangement Disclosure not signed. ABD provided XX/XX/2016 is signed by the borrower/
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: RTC was issued on the 1st but signed on the 2nd so the rescission expiration date was incorrect.
Federal Compliance - TRID Final Closing Disclosure Borrower Paid Other Costs Total Section I: Amounts entered directly from CD
Federal Compliance - TRID Final Closing Disclosure Borrower Paid Other Costs Total Section J: Amounts entered directly from CD
Federal Compliance - TRID Final Closing Disclosure Closing Date: Dates entered directly from CD
Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: Amounts entered directly from CD
Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: Amounts entered directly from CD
Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1: Amounts entered directly from CD
Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: Amounts entered directly from CD
Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: Amounts entered directly from CD
Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Payoffs: Amounts entered directly from CD
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: $5761.13 Loan Discount Points fee increased to $5,751 which exceeds tolerance	SELLER - GENERAL COMMENT (2019/XX/XX): The issue cited has either been resolved or was determined not to be an exception as noted. The loan originated XX/XX/16 and is past the applicable 3 year Statute of Limitations. Supporting documentation uploaded as BANA#XXX_Compliance documents.
REVIEWER - GENERAL COMMENT (2019/XX/XX): Violation does not have a Statute of Limitations.  File tested as Safe Harbor but was submitted as Temp SHQM.  CLUES is not a decision system that is automatically Agency Salable.  Re-Designation to Safe Harbor or proof of Agency Salability required for remediation.
SELLER - GENERAL COMMENT (2019/XX/XX): The issue cited has either been resolved or was determined not to be an exception as noted.  The loan originated XX/XX/16 and is past the applicable 3 year Statute of Limitations.   Supporting documentation uploaded as BANA#XXX_Compliance documents.
REVIEWER - GENERAL COMMENT (2019/XX/XX): SOL was already applied to this violation as evidenced by the EV2 rating.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure Borrower Paid Other Costs Total Section I: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Borrower Paid Other Costs Total Section J: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative

Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Payoffs: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			Out	TILA ATR/QM	B
94227364	XXX	XXX	XXX	$XXX	MA	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2003 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94239823	XXX	XXX	XXX	$XXX	MA	6/XX/2003	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94286711	XXX	XXX	XXX	$XXX	CT	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94246925	XXX	XXX	XXX	$XXX	CT	5/XX/2005	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty:  Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	State Compliance - Connecticut Prepayment Penalty Test: PPP Expired. Prepayment charge not allowed per state CT - note addendum states 6 months advance interest. Lender is XXX.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94222809	XXX	XXX	XXX	$XXX	CT	9/XX/2006	Investment	Refinance Rate/Term		2							2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment) [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.							-	B
94262800	XXX	XXX	XXX	$XXX	NJ	7/XX/2007	Primary	Refinance Rate/Term		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94255111	XXX	XXX	XXX	$XXX	NJ	8/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $613,510.03 is underdisclosed from calculated Finance Charge of $614,766.08 in the amount of $1,256.05.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL reflects the loan recasting after 241 payments. Based on the note terms and fully indexed rate, the recast occurs after 234 payments.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94249066	XXX	XXX	XXX	$XXX	NJ	10/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94221567	XXX	XXX	XXX	$XXX	NJ	8/XX/2003	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94274570	XXX	XXX	XXX	$XXX	NJ	1/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $588,349.20 is underdisclosed from calculated Finance Charge of $602,085.08 in the amount of $13,735.88.	State Compliance - New Jersey Prepayment Penalty: Prepayment penalty is expired. Prepayment prohibited per state (NJ). Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 3.14% per the (Approval), however the lowest index value available in the lookback period is 3.24%.		Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94233865	XXX	XXX	XXX	$XXX	NJ	6/XX/2012	Primary	Refinance Rate/Term	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94282187	XXX	XXX	XXX	$XXX	NJ	11/XX/2013	Primary	Purchase	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

																					Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.				-	B
94243064	XXX	XXX	XXX	$XXX	NY	9/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor dated by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement date, but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94268262	XXX	XXX	XXX	$XXX	NY	3/XX/2011	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B
94247595	XXX	XXX	XXX	$XXX	NY	7/XX/2008	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																		[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds 2% maximum per state (NY)						-	B
94206178	XXX	XXX	XXX	$XXX	NY	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A
94221312	XXX	XXX	XXX	$XXX	NY	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94275284	XXX	XXX	XXX	$XXX	NY	4/XX/2008	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.							-	B
94246297	XXX	XXX	XXX	$XXX	PA	5/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.							-	B
94247198	XXX	XXX	XXX	$XXX	PA	6/XX/2006	Investment	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94217115	XXX	XXX	XXX	$XXX	MD	11/XX/2007	Primary	Purchase		1							1								-	A
94294229	XXX	XXX	XXX	$XXX	MD	9/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94276600	XXX	XXX	XXX	$XXX	MD	8/XX/2007	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Prepayment penalty not permissible by state law; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Maryland Prepayment Penalty Test: PPP Expired. Prepayment charge not allowed per state (MD) - max prepayment charge cannot exceed 2 months advance interest on the aggregate amount of all prepayment made in any 12 month period, in excess of 1/3 the amount of the original loan - note 3% of the unpaid balance. Lender is og the states 2%, 2%, 2%. Lender is XXX.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94221721	XXX	XXX	XXX	$XXX	MD	9/XX/2010	Primary	Purchase	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) - First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94246517	XXX	XXX	XXX	$XXX	MD	7/XX/2005	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Maryland Prepayment Penalty Test: PPP Expired. Prepayment charge not allowed per state (MD) - max prepayment charge for (MD) is 2 months interest - note states 5%. Lender is XXX		Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94254441	XXX	XXX	XXX	$XXX	MD	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Maryland Prepayment Penalty Test: PPP Expired. Prepayment charge not allowed per state MD - max prepayment charge for MD loan is 2 months interest - Note states 6 months interest. Lender is XXX.						-	B
94212962	XXX	XXX	XXX	$XXX	MD	7/XX/2011	Primary	Refinance Rate/Term	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $222,944.92 is underdisclosed from calculated Finance Charge of $223,420.90 in the amount of $475.98.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94261740	XXX	XXX	XXX	$XXX	MD	4/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $229,915.10 is underdisclosed from calculated Finance Charge of $231,143.63 in the amount of $1,228.53.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is fee related. No itemization provided. Unable to verify the reason for under disclosure without the Itemization. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94290481	XXX	XXX	XXX	$XXX	MD	3/XX/2005	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94281513	XXX	XXX	XXX	$XXX	VA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						1								-	A
94205361	XXX	XXX	XXX	$XXX	VA	5/XX/2007	Primary	Refinance Cash-out - Home Improvement		2							2	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94243349	XXX	XXX	XXX	$XXX	VA	8/XX/1999	Primary	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/1999 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94206721	XXX	XXX	XXX	$XXX	WV	6/XX/2003	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2003 used as disbursement date for compliance testing.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2003, prior to three (3) business days from transaction date of XX/XX/2003.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	REVIEWER - GENERAL COMMENT (2019/XX/XX): Received RTC again, no changes made.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94239261	XXX	XXX	XXX	$XXX	NC	5/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2007 used as disbursement date for compliance testing.							-	B
94257248	XXX	XXX	XXX	$XXX	NC	11/XX/2007	Primary	Refinance Rate/Term	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $65,916.38 is underdisclosed from calculated Finance Charge of $67,100.43 in the amount of $1,184.05.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Fee portion of under disclosure is due to TIL Itemization not disclosing Assignment Recording Service Fees of $58, a Flood Cert Fee of $16, a Release Tracking Fee of $150 and a Title/Courier Fee of $30. Payment stream portion of under disclosure is due to payment on Note not matching actual calculated payment.	State Compliance - North Carolina CHL Tangible Net Benefit Test: Assignee liability is unclear. A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			Out	State - NC	C
94252649	XXX	XXX	XXX	$XXX	NC	6/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94299018	XXX	XXX	XXX	$XXX	NC	11/XX/2007	Primary	Refinance Cash-out - Other		1							1								-	A
94283027	XXX	XXX	XXX	$XXX	NC	5/XX/2006	Primary	Refinance Rate/Term	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - Missing Affiliated Business Arrangement Disclosure and fee(s) were paid to affiliate.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.	State Compliance - North Carolina CHL Tangible Net Benefit Test: Assignee liability is unclear. A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			Out	State - NC	C
94248998	XXX	XXX	XXX	$XXX	SC	12/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2007 used as disbursement date for compliance testing. [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.				-	B
94285342	XXX	XXX	XXX	$XXX	SC	3/XX/2009	Investment	Refinance Cash-out - Debt Consolidation		1	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Title / Lien Defect - Title Evidence is not a standard policy.: Title Evidence: Attorney Opinion						1								-	A
94286980	XXX	XXX	XXX	$XXX	SC	7/XX/2006	Primary	Purchase		2							2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.				-	B
94285251	XXX	XXX	XXX	$XXX	SC	4/XX/2008	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $65,914.25 is underdisclosed from calculated Finance Charge of $66,383.93 in the amount of $469.68.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94255354	XXX	XXX	XXX	$XXX	SC	1/XX/2009	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.				-	B
94284029	XXX	XXX	XXX	$XXX	SC	6/XX/2008	Primary	Purchase	2	2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,095,326.13 is underdisclosed from calculated Finance Charge of $1,095,563.83 in the amount of $237.70.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure as file is missing the Itemization of Amount Financed. However, Lump sum seller credit of $10K reflected on HUD-1, however the loan file only itemizes $8243 in fee(s) this credit is applied to.	State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94259440	XXX	XXX	XXX	$XXX	GA	2/XX/2002	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	In	TNR Testing Not Required	D
94233409	XXX	XXX	XXX	$XXX	GA	10/XX/2008	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94296965	XXX	XXX	XXX	$XXX	GA	2/XX/2006	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94241790	XXX	XXX	XXX	$XXX	GA	12/XX/2005	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	State Compliance - Georgia Home Loan (Arbitration Clause): Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained. The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			Out	State - NC	C
94292471	XXX	XXX	XXX	$XXX	FL	2/XX/2008	Primary	Refinance Rate/Term		2	[3] Government Documentation - FHA MIP Error (Borrower Paid):: Calculated Borrower paid FHA upfront premium of $XXX does not match the mortgage insurance premium collected on the HUD-1 of [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Application / Processing - Missing Valuation:	Appraisal not provided.					2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94208659	XXX	XXX	XXX	$XXX	FL	11/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: verified Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94226245	XXX	XXX	XXX	$XXX	FL	4/XX/2008	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $342,349.97 is underdisclosed from calculated Finance Charge of $342,813.37 in the amount of $463.40.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94279447	XXX	XXX	XXX	$XXX	FL	4/XX/2008	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	Out	TR HUD Deficiency	D
94265627	XXX	XXX	XXX	$XXX	FL	9/XX/2003	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $202,240.88 is underdisclosed from calculated Finance Charge of $202,305.81 in the amount of $64.93.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to verify under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94255391	XXX	XXX	XXX	$XXX	FL	10/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $195,341.01 is underdisclosed from calculated Finance Charge of $195,790.85 in the amount of $449.84.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charges are under disclosed $449.84. Payment stream on final TIL matches calculated payment stream. Itemization does not include the following fees found on the HUD as PPFCs: Settlement/Closing/Escrow Fee $525.00 (disclosed on TIL at $125.00), and Title/Courier/Messenger Fee $50.00.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94243873	XXX	XXX	XXX	$XXX	FL	11/XX/2005	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94264577	XXX	XXX	XXX	$XXX	FL	6/XX/2006	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94274925	XXX	XXX	XXX	$XXX	FL	12/XX/2008	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $293,204.88 is underdisclosed from calculated Finance Charge of $293,416.89 in the amount of $212.01.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94239495	XXX	XXX	XXX	$XXX	FL	5/XX/2004	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94202979	XXX	XXX	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $321,869.58 is underdisclosed from calculated Finance Charge of $322,472.60 in the amount of $603.02.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure of $603.02 is due to the lender utilizing an index value of 4.750% per the Approval, however the lowest index value available in the look back period is 4.790%.		Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94239915	XXX	XXX	XXX	$XXX	FL	8/XX/2004	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $190,201.15 is underdisclosed from calculated Finance Charge of $196,935.25 in the amount of $6,734.10.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charges are under disclosed $6,734.10 due to payment stream. Final TIL discloses first change at 60 months, then a change after 15 months. Calculated payment stream changes at 60 months, then next change is after another 60 months.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94246570	XXX	XXX	XXX	$XXX	AL	8/XX/2012	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.				-	B
94277514	XXX	XXX	XXX	$XXX	TN	11/XX/2001	Investment	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94247643	XXX	XXX	XXX	$XXX	MS	2/XX/2006	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94277067	XXX	XXX	XXX	$XXX	OH	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)	State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment charge for OH loan is 0% - note states 1%, 1%, 1%. Lender is XXX						-	B
94217599	XXX	XXX	XXX	$XXX	OH	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2005 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:  Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94205679	XXX	XXX	XXX	$XXX	IN	1/XX/2003	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94239822	XXX	XXX	XXX	$XXX	IN	6/XX/2002	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $372,924.73 is underdisclosed from calculated Finance Charge of $373,353.93 in the amount of $429.20.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Recording Service Fee of $45. Payment stream portion is due to incorrect payment stream on lender's Final TIL.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94223031	XXX	XXX	XXX	$XXX	IN	9/XX/1997	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94236132	XXX	XXX	XXX	$XXX	IN	2/XX/2003	Primary	Refinance Rate/Term		1							1								-	A
94246535	XXX	XXX	XXX	$XXX	MI	7/XX/2007	Primary	Refinance Rate/Term	2	2	[2] Miscellaneous Compliance - Initial TIL not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																					State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.				-	B
94264295	XXX	XXX	XXX	$XXX	MI	4/XX/2005	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Valuation:	Appraisal not provided	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94279145	XXX	XXX	XXX	$XXX	IA	1/XX/2010	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.			Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B
94216867	XXX	XXX	XXX	$XXX	WI	7/XX/2007	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Valuation:	Appraisal not provided.					2	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94274839	XXX	XXX	XXX	$XXX	WI	6/XX/2005	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94264636	XXX	XXX	XXX	$XXX	MN	4/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94280940	XXX	XXX	XXX	$XXX	IL	12/XX/2005	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94205117	XXX	XXX	XXX	$XXX	IL	6/XX/2005	Primary	Refinance Rate/Term	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $429,422.33 is underdisclosed from calculated Finance Charge of $450,566.33 in the amount of $21,144.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 2.520% per the approval, however the lowest index value available in the look back period is 2.70%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR HUD Deficiency	D
94288221	XXX	XXX	XXX	$XXX	IL	8/XX/2005	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $466,976.40 is underdisclosed from calculated Finance Charge of $481,361.24 in the amount of $14,384.84.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Loan Approval indicates the index used was 2.78%. The closest index available in our look-back period is 2.89%.		Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94273384	XXX	XXX	XXX	$XXX	IL	12/XX/2005	Primary	Refinance Rate/Term		1							1								-	A
94270238	XXX	XXX	XXX	$XXX	IL	12/XX/2008	Primary	Refinance Cash-out - Other		1	[3] Application / Processing - Missing Valuation:	Appraisal not provided.					1								-	A
94211547	XXX	XXX	XXX	$XXX	IL	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $116,176.77 is underdisclosed from calculated Finance Charge of $122,348.59 in the amount of $6,171.82.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Loan Approval indicates the index used was 2.70%. The closest index available in our look-back period is 2.97%.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94217423	XXX	XXX	XXX	$XXX	KS	7/XX/2005	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2005 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Kansas Prepayment Penalty: Kansas Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 6 months; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - Kansas Prepayment Penalty: PPP Expired. Prepayment charge not allowed per state (KS) - max prepayment charge for KS loan is 0% after 6 months - note states 6 months interest for 24 months. Lender is XXX.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D
94276337	XXX	XXX	XXX	$XXX	LA	12/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94204022	XXX	XXX	XXX	$XXX	TX	9/XX/2007	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94223582	XXX	XXX	XXX	$XXX	TX	10/XX/2001	Primary	Purchase		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94280749	XXX	XXX	XXX	$XXX	ID	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.			State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): The Residential Mortgage Practices Act does not appear to provide for assignee liability.				-	B
94250274	XXX	XXX	XXX	$XXX	AZ	10/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94229568	XXX	XXX	XXX	$XXX	AZ	1/XX/2008	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94227217	XXX	XXX	XXX	$XXX	AZ	6/XX/2008	Primary	Purchase		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94269650	XXX	XXX	XXX	$XXX	AZ	1/XX/2005	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
																		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D
94282791	XXX	XXX	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Home Improvement	2	[3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $620,459.86 is underdisclosed from calculated Finance Charge of $655,489.49 in the amount of $35,029.63.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Per the Approval, the lender used an Index of 4.34%, whereas the available Index in the drop down is 4.60%.		Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94223020	XXX	XXX	XXX	$XXX	CA	11/XX/2005	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $529,509.30 is underdisclosed from calculated Finance Charge of $549,630.04 in the amount of $20,120.74.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.	State Compliance - California Prepayment Penalty: Prepayment penalty is expired. Prohibited per state (CA). Federal Compliance - Final TIL Finance Charge Under Disclosed: It appears the Lender utilized an index value lower than 7.000%, the lowest index available in the lookback period.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94255162	XXX	XXX	XXX	$XXX	CA	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $454,866.31 is underdisclosed from calculated Finance Charge of $475,839.91 in the amount of $20,973.60.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure due to lender utilizing an index value of 2.492% per approval, however the lowest index value available in the lookback period is 3.0%.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94237567	XXX	XXX	XXX	$XXX	CA	6/XX/2004	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	Appraisal not provided.	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $258,114.73 is underdisclosed from calculated Finance Charge of $259,273.04 in the amount of $1,158.31.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 1.85% per the Approval, however the lowest index value available in the lookback period is 1.88%.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94269876	XXX	XXX	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94271671	XXX	XXX	XXX	$XXX	CA	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.30400% is underdisclosed from calculated APR of 6.65834% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $168,740.88 is underdisclosed from calculated Finance Charge of $185,772.35 in the amount of $17,031.47.	Federal Compliance - TIL APR Tolerance Irregular Transaction: Under disclosure is due to the lender utilizing an index value of 2.390% per the Approval, however the lowest index value available in the look back period is 2.970%. Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 2.390% per the Approval, however the lowest index value available in the look back period is 2.970%.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94205906	XXX	XXX	XXX	$XXX	CA	11/XX/2005	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $665,478.54 is underdisclosed from calculated Finance Charge of $679,863.63 in the amount of $14,385.09.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure due to lender utilizing an index value of 2.97% per approval, however the lowest index value available in the lookback period is 3.06%.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94266372	XXX	XXX	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Other		1	[3] Application / Processing - Missing Valuation:	Appraisal not provided.					1								-	A
94264953	XXX	XXX	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Valuation:	Appraisal not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94261946	XXX	XXX	XXX	$XXX	CA	11/XX/2004	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.45300% is underdisclosed from calculated APR of 5.18376% outside of 0.125% tolerance.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $145,292.57 is underdisclosed from calculated Finance Charge of $180,202.60 in the amount of $34,910.03.	Federal Compliance - TIL APR Tolerance Irregular Transaction: Loan Approval indicates the index used was 1.277%. The closest index available in our look-back period is 2.02%. Federal Compliance - Final TIL Finance Charge Under Disclosed: Loan Approval indicates the index used was 1.277%. The closest index available in our look-back period is 2.02%.		Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94248243	XXX	XXX	XXX	$XXX	CA	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94201822	XXX	XXX	XXX	$XXX	CA	1/XX/2006	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	Out	TR HUD Deficiency	D
94204545	XXX	XXX	XXX	$XXX	CA	1/XX/2005	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $275,074.93 is underdisclosed from calculated Finance Charge of $288,086.73 in the amount of $13,011.80.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 2.020% per the Approval, however the lowest index value available in the lookback period is 2.190%.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94235136	XXX	XXX	XXX	$XXX	CA	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $310,961.61 is underdisclosed from calculated Finance Charge of $327,125.36 in the amount of $16,163.75.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 2.78% per the approval, however the lowest index value available in the lookback period is 2.97%.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94205407	XXX	XXX	XXX	$XXX	CA	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $380,667.06 is underdisclosed from calculated Finance Charge of $401,595.60 in the amount of $20,928.54.
																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 3.36% per the approval, however the lowest index value available in the look back period is 3.56%.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94234923	XXX	XXX	XXX	$XXX	CA	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94251792	XXX	XXX	XXX	$XXX	WA	10/XX/2004	Primary	Refinance Rate/Term	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94279540	XXX	XXX	XXX	$XXX	VA	7/XX/2015	Primary	Purchase	Safe Harbor QM	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $4,022.07 is less than AUS Available for Reserves of $4,462.40. [3] Government Documentation - FHA - Important Notice to Homebuyer (92900-B) is not compliant.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) [3] Government Documentation - FHA - Initial HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)	Assets short reserves per LP. Final HUD does reflect a POC for Home Warranty but a paid invoice was not provided in the file Form was not executed by borrower as required. Initial addendum was not signed by borrower or lender representative.	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Check Loan Designation Match - QM: Assets short reserves per LP. Final HUD does reflect a POC for Home Warranty but a paid invoice was not provided in the file
Federal Compliance - HUD QM AU Finding Fail: Assets short reserves per LP. Final HUD does reflect a POC for Home Warranty but a paid invoice was not provided in the file	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																					Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			Out	TILA ATR/QM	C
94246922	XXX	XXX	XXX	$XXX	TX	1/XX/2008	Primary	Purchase		2							2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94265615	XXX	XXX	XXX	$XXX	UT	2/XX/2004	Primary	Refinance Cash-out - Other	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94203400	XXX	XXX	XXX	$XXX	CA	3/XX/2004	Primary	Refinance Rate/Term		1							1								-	A
94217005	XXX	XXX	XXX	$XXX	PA	6/XX/2006	Primary	Purchase	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94203462	XXX	XXX	XXX	$XXX	NC	8/XX/2007	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94268586	XXX	XXX	XXX	$XXX	TX	7/XX/2004	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Hud missing page 2	SELLER - GENERAL COMMENT (2019/XX/XX): The issue cited has either been resolved or was determined to not be an exception as noted. We have located the Final Certified & Signed HUD-1 in the loan file. "Supporting Documentation uploaded in DMP as Appeal 1".
																				REVIEWER - GENERAL COMMENT (2019/XX/XX): HUD provided missing page 2, Document incomplete. Exception remains	Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94282156	XXX	XXX	XXX	$XXX	NY	1/XX/2006	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94259838	XXX	XXX	XXX	$XXX	SC	1/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Til in the file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94208832	XXX	XXX	XXX	$XXX	CA	9/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94295720	XXX	XXX	XXX	$XXX	CA	2/XX/2007	Primary	Purchase		2							2	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.		Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94281786	XXX	XXX	XXX	$XXX	VA	8/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94235028	XXX	XXX	XXX	$XXX	MD	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94202241	XXX	XXX	XXX	$XXX	MA	12/XX/2006	Second Home	Refinance Rate/Term	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $928,710.13 is underdisclosed from calculated Finance Charge of $955,689.93 in the amount of $26,979.80.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 4.997% per the loan approval, however the lowest index value available in the lookback period is 5.1533%.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94264145	XXX	XXX	XXX	$XXX	NH	2/XX/2004	Primary	Purchase		1							1								-	A
94271462	XXX	XXX	XXX	$XXX	VT	3/XX/2009	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94235319	XXX	XXX	XXX	$XXX	CT	7/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94234290	XXX	XXX	XXX	$XXX	CT	12/XX/2004	UTD	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] State Compliance - Connecticut Prepayment Penalty- Graduated Payment Loans: Connecticut Prepayment Penalty: A prepayment penalty is not permissible on graduated payment loans.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D
94283857	XXX	XXX	XXX	$XXX	NJ	11/XX/2007	Primary	Refinance Rate/Term		1							1								-	A
94254744	XXX	XXX	XXX	$XXX	NJ	7/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94293544	XXX	XXX	XXX	$XXX	NJ	1/XX/2003	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,412.30 is underdisclosed from calculated Finance Charge of $108,756.07 in the amount of $343.77.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94298161	XXX	XXX	XXX	$XXX	NJ	5/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A
94299663	XXX	XXX	XXX	$XXX	NJ	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2004 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2004, prior to three (3) business days from transaction date of XX/XX/2004.	State Compliance - New Jersey Home Loan (Late Charge): Grace period not allowed per state NJ – min grace period for NJ is 15 days - note states 10 days	State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan. Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			In	Late Charge	C
94207161	XXX	XXX	XXX	$XXX	NJ	9/XX/2008	Primary	Refinance Rate/Term		2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B
94222651	XXX	XXX	XXX	$XXX	NJ	5/XX/2011	Primary	Purchase	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94291886	XXX	XXX	XXX	$XXX	NJ	3/XX/2009	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94232886	XXX	XXX	XXX	$XXX	NJ	11/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94232943	XXX	XXX	XXX	$XXX	NJ	7/XX/2006	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94281947	XXX	XXX	XXX	$XXX	NJ	7/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2007 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2007, prior to three (3) business days from transaction date of XX/XX/2007.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94211751	XXX	XXX	XXX	$XXX	NJ	8/XX/2003	Primary	Refinance Rate/Term		1							1								-	A
94212802	XXX	XXX	XXX	$XXX	NJ	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $149,331.26 is underdisclosed from calculated Finance Charge of $156,350.76 in the amount of $7,019.50.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2005, prior to three (3) business days from transaction date of XX/XX/2005.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 2.520% per the loan approval, however the lowest index value available in the lookback period is 2.700%.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94287081	XXX	XXX	XXX	$XXX	NJ	4/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.12000% is underdisclosed from calculated APR of 7.38750% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $514,597.58 is underdisclosed from calculated Finance Charge of $552,007.84 in the amount of $37,410.26.	Federal Compliance - TIL APR Tolerance Irregular Transaction: Index value outside of lookback Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 3.837% per the approval, however the lowest index value available in the lookback period is 4.1575%.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94291457	XXX	XXX	XXX	$XXX	NJ	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94242470	XXX	XXX	XXX	$XXX	NJ	8/XX/2009	Primary	Purchase		1							1								-	A
94220043	XXX	XXX	XXX	$XXX	NY	8/XX/2003	Primary	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94240788	XXX	XXX	XXX	$XXX	NY	10/XX/2012	Primary	Purchase	3	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Document Error - Missing details of FHA UFMIP (ie. financed vs cash portions). Testing is incomplete.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2012 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - RESPA - Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94275035	XXX	XXX	XXX	$XXX	NY	10/XX/2005	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94219564	XXX	XXX	XXX	$XXX	NY	3/XX/2006	Investment	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94245442	XXX	XXX	XXX	$XXX	NY	5/XX/2004	Primary	Purchase	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94223452	XXX	XXX	XXX	$XXX	NY	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94200294	XXX	XXX	XXX	$XXX	NY	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A
94240308	XXX	XXX	XXX	$XXX	NY	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94283691	XXX	XXX	XXX	$XXX	NY	11/XX/2006	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94223567	XXX	XXX	XXX	$XXX	NY	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A
94231046	XXX	XXX	XXX	$XXX	NY	5/XX/2003	Primary	Purchase		1							1								-	A
94288899	XXX	XXX	XXX	$XXX	NY	1/XX/1998	UTD	UTD UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/1998 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.: n/a	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D
94241543	XXX	XXX	XXX	$XXX	NY	6/XX/2005	Primary	UTD UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2005 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D
94251640	XXX	XXX	XXX	$XXX	NY	10/XX/2002	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2002 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2002, prior to three (3) business days from transaction date of XX/XX/2002.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94276224	XXX	XXX	XXX	$XXX	PA	1/XX/1997	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $58,523.46 is underdisclosed from calculated Finance Charge of $58,909.43 in the amount of $385.97.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94292341	XXX	XXX	XXX	$XXX	PA	11/XX/2005	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2005, prior to three (3) business days from transaction date of XX/XX/2005.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94299442	XXX	XXX	XXX	$XXX	PA	7/XX/2003	Primary	Purchase		1							1								-	A
94234903	XXX	XXX	XXX	$XXX	PA	9/XX/2003	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $176,491.70 is underdisclosed from calculated Finance Charge of $176,530.98 in the amount of $39.28.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94222630	XXX	XXX	XXX	$XXX	PA	10/XX/1998	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $266,231.76 is underdisclosed from calculated Finance Charge of $266,468.54 in the amount of $236.78.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94229948	XXX	XXX	XXX	$XXX	PA	7/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94275602	XXX	XXX	XXX	$XXX	PA	11/XX/2009	Primary	Purchase		1							1								-	A
94298516	XXX	XXX	XXX	$XXX	PA	8/XX/2007	Primary	Purchase		1							1								-	A
94241184	XXX	XXX	XXX	$XXX	PA	1/XX/2008	Primary	Purchase		1							1								-	A
94240994	XXX	XXX	XXX	$XXX	PA	1/XX/2008	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94297146	XXX	XXX	XXX	$XXX	PA	8/XX/2008	UTD	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2008 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D
94207834	XXX	XXX	XXX	$XXX	PA	10/XX/2007	Primary	Refinance Rate/Term		3							3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					Yes	Out	TR HUD Deficiency	D
94214905	XXX	XXX	XXX	$XXX	PA	7/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94213528	XXX	XXX	XXX	$XXX	PA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A
94294292	XXX	XXX	XXX	$XXX	PA	2/XX/2008	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94275774	XXX	XXX	XXX	$XXX	PA	5/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $75,938.29 is underdisclosed from calculated Finance Charge of $76,186.21 in the amount of $247.92.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure as file is missing the Itemization of Amount Financed.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94289729	XXX	XXX	XXX	$XXX	PA	4/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2006 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2006, prior to three (3) business days from transaction date of XX/XX/2006.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94218445	XXX	XXX	XXX	$XXX	DE	1/XX/1996	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $81,245.37 is underdisclosed from calculated Finance Charge of $81,597.14 in the amount of $351.77.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for the under disclosure due to missing itemization of prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94269278	XXX	XXX	XXX	$XXX	DC	2/XX/2012	Primary	Purchase	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

																					Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.				-	B
94239075	XXX	XXX	XXX	$XXX	DC	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A
94291362	XXX	XXX	XXX	$XXX	DC	1/XX/2008	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94230925	XXX	XXX	XXX	$XXX	DC	3/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $275,723.18 is underdisclosed from calculated Finance Charge of $276,472.09 in the amount of $748.91.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is payment stream related due to the Final TIL disclosing a PMI term of 180 months when the calculated term is 208 months.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94216448	XXX	XXX	XXX	$XXX	VA	3/XX/2007	Primary	Refinance Cash-out - Home Improvement		2	[3] Application / Processing - Missing Valuation: [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	Appraisal not provided.					2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94298023	XXX	XXX	XXX	$XXX	MD	7/XX/2007	Primary	Construction-Permanent		3							3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.					No	In	TNR Testing Not Required	D
94298587	XXX	XXX	XXX	$XXX	MD	8/XX/2007	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D
94228914	XXX	XXX	XXX	$XXX	MD	12/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94251076	XXX	XXX	XXX	$XXX	MD	8/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94245709	XXX	XXX	XXX	$XXX	MD	5/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94229342	XXX	XXX	XXX	$XXX	MD	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94254858	XXX	XXX	XXX	$XXX	MD	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94204833	XXX	XXX	XXX	$XXX	MD	12/XX/2004	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94268534	XXX	XXX	XXX	$XXX	MD	10/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94286828	XXX	XXX	XXX	$XXX	MD	3/XX/2010	Primary	Purchase	2	2	[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Assignee liability is unclear.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B
94210588	XXX	XXX	XXX	$XXX	MD	9/XX/2007	Primary	Refinance Cash-out - Other		1							1								-	A
94210033	XXX	XXX	XXX	$XXX	MD	5/XX/1997	Primary	Purchase	2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 8.73120% is underdisclosed from calculated APR of 9.25553% outside of 0.125% tolerance.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $207,724.55 is underdisclosed from calculated Finance Charge of $225,900.64 in the amount of $18,176.09.	Federal Compliance - TIL APR Tolerance Irregular Transaction: Under disclosure is due to the TIL indicating the monthly MI payment was $35.71. However the MI disclosed in the file and on the initial escrow account disclosure was $48.00 monthly. Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the TIL indicating the monthly MI payment was $35.71. However the MI disclosed in the file and on the initial escrow account disclosure was $48.00 monthly.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94255158	XXX	XXX	XXX	$XXX	MD	6/XX/2006	Investment	Purchase		1							1								-	A
94207571	XXX	XXX	XXX	$XXX	VA	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2006, prior to three (3) business days from transaction date of XX/XX/2006.
																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94237113	XXX	XXX	XXX	$XXX	VA	3/XX/2008	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $184,356.11 is underdisclosed from calculated Finance Charge of $184,412.54 in the amount of $56.43.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94205825	XXX	XXX	XXX	$XXX	VA	3/XX/2006	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94294327	XXX	XXX	XXX	$XXX	WV	5/XX/2007	Primary	Purchase		1							1								-	A
94215891	XXX	XXX	XXX	$XXX	WV	6/XX/2004	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94255743	XXX	XXX	XXX	$XXX	NC	2/XX/2002	Primary	Refinance Rate/Term	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2002 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 4%.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - North Carolina CHL Tangible Net Benefit Test: Assignee liability is unclear. A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			Out	State - NC	C
94249146	XXX	XXX	XXX	$XXX	NC	6/XX/2003	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.							-	B
94240079	XXX	XXX	XXX	$XXX	NC	3/XX/2008	Primary	Purchase		1							1								-	A
94232964	XXX	XXX	XXX	$XXX	NC	11/XX/2007	Primary	Refinance Cash-out - Other		2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.						2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.							-	B
94213189	XXX	XXX	XXX	$XXX	NC	6/XX/2006	Second Home	Refinance Rate/Term		1							1								-	A
94261752	XXX	XXX	XXX	$XXX	SC	8/XX/2008	Primary	Purchase		2							2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.				-	B
94208838	XXX	XXX	XXX	$XXX	SC	8/XX/2005	Primary	Construction-Permanent	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2005 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94285669	XXX	XXX	XXX	$XXX	SC	8/XX/2002	Primary	Purchase		1	[3] Application / Processing - Missing Document: Missing Final 1003						1								-	A
94269594	XXX	XXX	XXX	$XXX	SC	6/XX/2002	Primary	Refinance Rate/Term		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B
94231117	XXX	XXX	XXX	$XXX	SC	3/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																					Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94232459	XXX	XXX	XXX	$XXX	GA	8/XX/2005	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94208203	XXX	XXX	XXX	$XXX	GA	7/XX/2002	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94226222	XXX	XXX	XXX	$XXX	GA	7/XX/2003	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94204289	XXX	XXX	XXX	$XXX	GA	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94268649	XXX	XXX	XXX	$XXX	GA	6/XX/2004	Investment	Refinance Rate/Term		1	[3] Application / Processing - Missing Valuation:	Appraisal not provided.					1								-	A
94273479	XXX	XXX	XXX	$XXX	GA	12/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94231861	XXX	XXX	XXX	$XXX	GA	5/XX/2007	Primary	Purchase		1	[3] Application / Processing - Missing Document: Missing Final 1003						1								-	A
94231981	XXX	XXX	XXX	$XXX	GA	8/XX/2007	Primary	Purchase	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.: Appraisal not provided in the file.		Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94278393	XXX	XXX	XXX	$XXX	GA	8/XX/2008	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2008 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2008, prior to three (3) business days from transaction date of XX/XX/2008.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94282274	XXX	XXX	XXX	$XXX	GA	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2005, prior to three (3) business days from transaction date of XX/XX/2005.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94243659	XXX	XXX	XXX	$XXX	GA	10/XX/2005	Primary	Purchase		1							1								-	A
94270640	XXX	XXX	XXX	$XXX	GA	10/XX/2003	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,015,004.51 is underdisclosed from calculated Finance Charge of $1,023,339.64 in the amount of $8,335.13.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94230027	XXX	XXX	XXX	$XXX	FL	11/XX/2004	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2004 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94207190	XXX	XXX	XXX	$XXX	FL	4/XX/2005	UTD	UTD UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2005 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D
94266954	XXX	XXX	XXX	$XXX	FL	10/XX/2007	Primary	Refinance UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94239486	XXX	XXX	XXX	$XXX	FL	6/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B
94266705	XXX	XXX	XXX	$XXX	FL	1/XX/2007	Primary	UTD UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D
94282152	XXX	XXX	XXX	$XXX	FL	11/XX/2004	Primary	Purchase		1	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						1								-	A
94207819	XXX	XXX	XXX	$XXX	FL	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.							-	B
94230446	XXX	XXX	XXX	$XXX	FL	4/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94232231	XXX	XXX	XXX	$XXX	FL	4/XX/2007	Primary	Purchase		1							1								-	A
94277088	XXX	XXX	XXX	$XXX	FL	4/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.							-	B
94254733	XXX	XXX	XXX	$XXX	FL	6/XX/2003	Primary	Purchase		1							1								-	A
94290277	XXX	XXX	XXX	$XXX	FL	8/XX/2006	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94275662	XXX	XXX	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Other		2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver						2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.							-	B
94238565	XXX	XXX	XXX	$XXX	FL	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2006 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2006, prior to three (3) business days from transaction date of XX/XX/2006.
																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94225556	XXX	XXX	XXX	$XXX	FL	9/XX/2007	UTD	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D
94277207	XXX	XXX	XXX	$XXX	FL	2/XX/2007	Primary	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Closing / Title - TILA - Final TIL Missing
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94201567	XXX	XXX	XXX	$XXX	FL	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94234884	XXX	XXX	XXX	$XXX	FL	10/XX/2003	Investment	Refinance Rate/Term		1							1								-	A
94256235	XXX	XXX	XXX	$XXX	FL	5/XX/2007	Primary	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D
94256938	XXX	XXX	XXX	$XXX	FL	12/XX/2005	Primary	Purchase		2							2	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94278964	XXX	XXX	XXX	$XXX	FL	6/XX/2007	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94226772	XXX	XXX	XXX	$XXX	FL	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94247881	XXX	XXX	XXX	$XXX	FL	5/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94221264	XXX	XXX	XXX	$XXX	FL	5/XX/2001	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94229344	XXX	XXX	XXX	$XXX	FL	6/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94217009	XXX	XXX	XXX	$XXX	FL	11/XX/2006	Primary	Purchase		1							1								-	A
94294896	XXX	XXX	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94232423	XXX	XXX	XXX	$XXX	FL	11/XX/2007	Primary	Purchase		1							1								-	A
94224489	XXX	XXX	XXX	$XXX	FL	6/XX/2013	Primary	Refinance Rate/Term	3	[3] Application / Processing - Missing Valuation:	Appraisal not provided.	3	[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.74418% or Final Disclosure APR of 4.89700% is in excess of allowable threshold of APOR 3.38% + 1.5%, or 4.88000%.  Non-Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2012 which is 6 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Federal HPML 2009 Non Compliant: TILA HPML - Subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

																					Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			Out	Indeterminable	C
94231730	XXX	XXX	XXX	$XXX	AL	8/XX/2006	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2006 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2006, prior to three (3) business days from transaction date of XX/XX/2006.
																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94200684	XXX	XXX	XXX	$XXX	AL	9/XX/2007	Primary	Purchase		1	[3] Application / Processing - Missing Document: Missing Final 1003						1								-	A
94266484	XXX	XXX	XXX	$XXX	AL	6/XX/2002	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94280288	XXX	XXX	XXX	$XXX	AL	7/XX/2005	Primary	Refinance Cash-out - Other	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act. Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94292800	XXX	XXX	XXX	$XXX	AL	8/XX/2003	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94256662	XXX	XXX	XXX	$XXX	AL	12/XX/2008	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94254387	XXX	XXX	XXX	$XXX	AL	5/XX/2012	Primary	Purchase	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B
94202935	XXX	XXX	XXX	$XXX	AL	8/XX/2005	Primary	Purchase		2							2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94204349	XXX	XXX	XXX	$XXX	TN	1/XX/2007	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94210226	XXX	XXX	XXX	$XXX	TN	9/XX/2006	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. [2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.							-	B
94290030	XXX	XXX	XXX	$XXX	TN	8/XX/2007	UTD	UTD UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D
94262787	XXX	XXX	XXX	$XXX	TN	8/XX/2002	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94270009	XXX	XXX	XXX	$XXX	TN	4/XX/2008	Primary	Purchase		1							1								-	A
94264105	XXX	XXX	XXX	$XXX	MS	6/XX/2007	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2006 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D
94234837	XXX	XXX	XXX	$XXX	KY	9/XX/2007	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94278502	XXX	XXX	XXX	$XXX	KY	1/XX/2011	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																		[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94224287	XXX	XXX	XXX	$XXX	KY	4/XX/2002	Primary	Purchase		1							1								-	A
94244343	XXX	XXX	XXX	$XXX	KY	8/XX/2005	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94248834	XXX	XXX	XXX	$XXX	KY	5/XX/2002	Primary	Refinance Rate/Term		1							1								-	A
94212063	XXX	XXX	XXX	$XXX	OH	12/XX/2002	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94217082	XXX	XXX	XXX	$XXX	OH	10/XX/2005	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.							-	B
94252333	XXX	XXX	XXX	$XXX	OH	12/XX/1998	Primary	Refinance Rate/Term		1							1								-	A
94202256	XXX	XXX	XXX	$XXX	OH	8/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2003 used as disbursement date for compliance testing.
[2] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2003, prior to three (3) business days from transaction date of XX/XX/2003.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94284739	XXX	XXX	XXX	$XXX	OH	11/XX/1992	Primary	Purchase		2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94276693	XXX	XXX	XXX	$XXX	OH	3/XX/1991	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/1991 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/1991 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D
94269254	XXX	XXX	XXX	$XXX	OH	8/XX/2003	Primary	Refinance Rate/Term		1							1								-	A
94226250	XXX	XXX	XXX	$XXX	OH	8/XX/2004	Primary	Purchase		2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94202260	XXX	XXX	XXX	$XXX	OH	3/XX/2003	Primary	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94232785	XXX	XXX	XXX	$XXX	OH	9/XX/2006	Investment	Refinance Cash-out - Other		1							1								-	A
94216591	XXX	XXX	XXX	$XXX	OH	9/XX/2004	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2004 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2004, prior to three (3) business days from transaction date of XX/XX/2004.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94263863	XXX	XXX	XXX	$XXX	OH	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94288769	XXX	XXX	XXX	$XXX	OH	11/XX/2005	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] State Compliance - Ohio Alternate Prepayment Penalty SMLA Testing: Ohio Prepayment Penalty: Loan prepay term of 60 months exceeds state maximum of 36 months. (applies only to Second Mortgage Loan Act registrants) Prepay language states prepay will not exceed maximum permitted by applicable law.]			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94299733	XXX	XXX	XXX	$XXX	OH	5/XX/2003	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D
94238508	XXX	XXX	XXX	$XXX	OH	11/XX/2003	Primary	Purchase		1							1								-	A
94276987	XXX	XXX	XXX	$XXX	OH	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94267852	XXX	XXX	XXX	$XXX	IN	12/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94276906	XXX	XXX	XXX	$XXX	IN	1/XX/2008	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94237425	XXX	XXX	XXX	$XXX	IN	10/XX/2005	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94289611	XXX	XXX	XXX	$XXX	IN	6/XX/2011	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Valuation:	Appraisal not provided.					2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94249170	XXX	XXX	XXX	$XXX	IN	6/XX/2005	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94216463	XXX	XXX	XXX	$XXX	IN	10/XX/2007	Primary	Refinance Cash-out - Home Improvement	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94222102	XXX	XXX	XXX	$XXX	IN	11/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94296081	XXX	XXX	XXX	$XXX	MI	5/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94239269	XXX	XXX	XXX	$XXX	MI	9/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Unable to test counseling agencies list due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94257052	XXX	XXX	XXX	$XXX	MI	2/XX/2013	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2013 used as disbursement date for compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Rate lock period not provided.: GFE Date: XX/XX/2012
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2013, prior to three (3) business days from transaction date of XX/XX/2013.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Miscellaneous Compliance - (Doc Error) GFE Error: Rate lock period not provided.: NA	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B
94282743	XXX	XXX	XXX	$XXX	MI	2/XX/2000	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.					2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $269,852.83 is underdisclosed from calculated Finance Charge of $269,962.00 in the amount of $109.17.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94223581	XXX	XXX	XXX	$XXX	MI	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $94,064.84 is underdisclosed from calculated Finance Charge of $94,258.64 in the amount of $193.80.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94232981	XXX	XXX	XXX	$XXX	WI	9/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94206340	XXX	XXX	XXX	$XXX	WI	3/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2007 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2007, prior to three (3) business days from transaction date of XX/XX/2007.
																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94231370	XXX	XXX	XXX	$XXX	WI	5/XX/2012	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

																					Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B
94228481	XXX	XXX	XXX	$XXX	WI	11/XX/2001	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2001 used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2001, prior to three (3) business days from transaction date of XX/XX/2001.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94248371	XXX	XXX	XXX	$XXX	MN	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94278038	XXX	XXX	XXX	$XXX	ND	4/XX/2005	Primary	Purchase		1							1								-	A
94207399	XXX	XXX	XXX	$XXX	IL	5/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.86300% is underdisclosed from calculated APR of 7.17300% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $183,412.91 is underdisclosed from calculated Finance Charge of $199,688.36 in the amount of $16,275.45.	Federal Compliance - TIL APR Tolerance Irregular Transaction: The Approval shows the Lender used an Index of 3.46% However, the Minimum Index Available in the drop down is 3.79%. Federal Compliance - Final TIL Finance Charge Under Disclosed: The Approval shows the Lender used an Index of 3.46% However, the Minimum Index Available in the drop down is 3.79%.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94275935	XXX	XXX	XXX	$XXX	IL	12/XX/1996	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94266206	XXX	XXX	XXX	$XXX	IL	5/XX/2005	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94253661	XXX	XXX	XXX	$XXX	IL	5/XX/2007	Primary	Purchase		1							1								-	A
94246513	XXX	XXX	XXX	$XXX	IL	4/XX/2007	Primary	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B
94212831	XXX	XXX	XXX	$XXX	IL	1/XX/2010	Primary	Refinance Rate/Term		1	[3] Application / Processing - Missing Valuation:	Appraisal not provided.					1								-	A
94221371	XXX	XXX	XXX	$XXX	IL	10/XX/2004	Primary	Purchase		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Application / Processing - Missing Valuation:	Appraisal not provided.					2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94255401	XXX	XXX	XXX	$XXX	IL	9/XX/2005	Primary	Purchase		1							1								-	A
94203734	XXX	XXX	XXX	$XXX	IL	7/XX/2003	Primary	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94212408	XXX	XXX	XXX	$XXX	IL	3/XX/2007	UTD	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2007 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D
94261428	XXX	XXX	XXX	$XXX	IL	10/XX/2013	Primary	Refinance Rate/Term	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: XX/XX/2013
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94260681	XXX	XXX	XXX	$XXX	IL	4/XX/2005	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $409,989.75 is underdisclosed from calculated Finance Charge of $438,115.86 in the amount of $28,126.11.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Approval shows lender utilizing an index value of 2.28%, however the lowest index value available in the lookback period is 2.52%		Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94253024	XXX	XXX	XXX	$XXX	IL	6/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94271670	XXX	XXX	XXX	$XXX	IL	10/XX/2004	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.13200% is underdisclosed from calculated APR of 5.86006% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $185,202.81 is underdisclosed from calculated Finance Charge of $226,661.55 in the amount of $41,458.74.	Federal Compliance - TIL APR Tolerance Irregular Transaction: Under disclosure is due to the lender utilizing an index value of 1.277% per approval, however the lowest index value available in the look back period is 2%. Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 1.277% per approval, however the lowest index value available in the look back period is 2%.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94295036	XXX	XXX	XXX	$XXX	IL	5/XX/2005	Primary	Purchase		2							2	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94288830	XXX	XXX	XXX	$XXX	IL	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): Maximum prepay allowed on a loan with an interest rate less than 8% is 6 months interest calculated on 80% of the original balance. ($XXX]. Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.							-	B
94252042	XXX	XXX	XXX	$XXX	IL	1/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94226522	XXX	XXX	XXX	$XXX	IL	3/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94215366	XXX	XXX	XXX	$XXX	IL	8/XX/2012	Primary	Purchase	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

																					Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.				-	B
94244554	XXX	XXX	XXX	$XXX	MO	11/XX/2002	Primary	Refinance Rate/Term		1							1								-	A
94267872	XXX	XXX	XXX	$XXX	MO	8/XX/1999	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/1999 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/1999, prior to three (3) business days from transaction date of XX/XX/1999.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94254147	XXX	XXX	XXX	$XXX	MO	3/XX/1999	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] State Compliance - Missouri Prepayment Penalty ARM: Missouri Prepayment Penalty: A prepayment penalty is not permissible on an adjustable rate loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94290349	XXX	XXX	XXX	$XXX	MO	2/XX/2000	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2000 used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2000, prior to three (3) business days from transaction date of XX/XX/2000.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94230544	XXX	XXX	XXX	$XXX	KS	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2006, prior to three (3) business days from transaction date of XX/XX/2006.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94243487	XXX	XXX	XXX	$XXX	KS	2/XX/2009	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94253566	XXX	XXX	XXX	$XXX	KS	6/XX/2007	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94256164	XXX	XXX	XXX	$XXX	NE	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94281841	XXX	XXX	XXX	$XXX	NE	5/XX/2007	Primary	Purchase		1							1								-	A
94244134	XXX	XXX	XXX	$XXX	LA	4/XX/2005	Primary	Purchase	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2005 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D
94218483	XXX	XXX	XXX	$XXX	LA	8/XX/2004	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94275778	XXX	XXX	XXX	$XXX	LA	1/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2003 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94244054	XXX	XXX	XXX	$XXX	LA	6/XX/2000	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $110,595.15 is underdisclosed from calculated Finance Charge of $111,163.82 in the amount of $568.67.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure as file does not contain the itemization of amount financed		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94287693	XXX	XXX	XXX	$XXX	LA	11/XX/2004	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D
94246179	XXX	XXX	XXX	$XXX	AR	7/XX/2003	Primary	Purchase		2							2	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94267193	XXX	XXX	XXX	$XXX	AR	2/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94285772	XXX	XXX	XXX	$XXX	AR	8/XX/2007	Primary	Refinance Cash-out - Other		1							1								-	A
94295075	XXX	XXX	XXX	$XXX	OK	9/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94253276	XXX	XXX	XXX	$XXX	TX	3/XX/2007	Primary	Purchase		1							1								-	A
94278826	XXX	XXX	XXX	$XXX	TX	10/XX/1998	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94279868	XXX	XXX	XXX	$XXX	TX	4/XX/2008	Primary	Refinance Rate/Term		1							1								-	A
94260073	XXX	XXX	XXX	$XXX	TX	12/XX/2004	Primary	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94221875	XXX	XXX	XXX	$XXX	TX	5/XX/2006	UTD	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94230019	XXX	XXX	XXX	$XXX	TX	2/XX/2007	Primary	Purchase	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94209959	XXX	XXX	XXX	$XXX	TX	7/XX/2006	Primary	Refinance Cash-out - Other		1							1								-	A
94275644	XXX	XXX	XXX	$XXX	CO	7/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94237023	XXX	XXX	XXX	$XXX	AZ	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $195,563.78 is underdisclosed from calculated Finance Charge of $197,165.89 in the amount of $1,602.11.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the TIL payment streams being disclosed based upon an index of 3.46%. However the lowest index in the look back period is 3.56%.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94213782	XXX	XXX	XXX	$XXX	AZ	10/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94249954	XXX	XXX	XXX	$XXX	AZ	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,177,823.14 is underdisclosed from calculated Finance Charge of $1,195,363.43 in the amount of $17,540.29.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 4.6% per the approval, however the lowest index value available in the lookback period is 4.69%.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94284812	XXX	XXX	XXX	$XXX	AZ	3/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94231144	XXX	XXX	XXX	$XXX	AZ	12/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94215277	XXX	XXX	XXX	$XXX	AZ	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94284814	XXX	XXX	XXX	$XXX	AZ	3/XX/2005	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.89800% is overdisclosed from calculated APR of 5.98221% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $184,930.77 is underdisclosed from calculated Finance Charge of $189,586.73 in the amount of $4,655.96.	Federal Compliance - TIL APR Tolerance Irregular Transaction: Under disclosure is due to the lender utilizing an index value of 2.183% per the approval, however the lowest index value available in the lookback period is 2.28%. Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 2.183% per the approval, however the lowest index value available in the lookback period is 2.28%.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94227886	XXX	XXX	XXX	$XXX	NM	2/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94257036	XXX	XXX	XXX	$XXX	NV	8/XX/2004	Second Home	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $101,763.07 is underdisclosed from calculated Finance Charge of $103,615.75 in the amount of $1,852.68.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Approval indicates the Index used was 1.083%. The lowest Index available within the look-back period is 1.21167%.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94219258	XXX	XXX	XXX	$XXX	CA	3/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $567,231.27 is underdisclosed from calculated Finance Charge of $590,517.51 in the amount of $23,286.24.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Final TIL Finance Charge Under Disclosed: Closing instructions indicate the Index used was 3.36%. The closest Index available in our look-back period is 3.56%.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94277499	XXX	XXX	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94280790	XXX	XXX	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.							-	B
94232099	XXX	XXX	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $664,044.02 is underdisclosed from calculated Finance Charge of $676,906.46 in the amount of $12,862.44.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Final TIL Finance Charge Under Disclosed: Closing instructions indicate the Index used was 4.65%. The closest Index available in our look-back period is 4.73%.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94289689	XXX	XXX	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.75400% is underdisclosed from calculated APR of 8.00782% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $894,336.17 is underdisclosed from calculated Finance Charge of $916,387.17 in the amount of $22,051.00.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TIL APR Tolerance Irregular Transaction: The Approval shows the Lender used an Index of 4.34% whereas the only Index available in the drop down is 4.60%. Federal Compliance - Final TIL Finance Charge Under Disclosed: The Approval shows the Lender used an Index of 4.34% whereas the only Index available in the drop down is 4.60%.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94290036	XXX	XXX	XXX	$XXX	CA	2/XX/2008	Primary	Purchase	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94288689	XXX	XXX	XXX	$XXX	CA	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2006 used as disbursement date for compliance testing.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of XX/XX/2006.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94231742	XXX	XXX	XXX	$XXX	CA	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A
94216708	XXX	XXX	XXX	$XXX	CA	6/XX/2007	Investment	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.							-	B
94220933	XXX	XXX	XXX	$XXX	CA	2/XX/2008	Investment	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94264685	XXX	XXX	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Other	3	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2007, prior to three (3) business days from transaction date of XX/XX/2007.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.		Yes	Out	TR HUD Deficiency	D
94217176	XXX	XXX	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,221,908.06 is underdisclosed from calculated Finance Charge of $1,232,686.92 in the amount of $10,778.86.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 4.69% per the approval, however the lowest index value available in the look back period is 4.75%.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR HUD Deficiency	D
94231378	XXX	XXX	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Rate/Term	2	[2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94238439	XXX	XXX	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Other		1							1								-	A
94257512	XXX	XXX	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Other	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.79700% is underdisclosed from calculated APR of 7.10535% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $479,343.70 is underdisclosed from calculated Finance Charge of $520,302.30 in the amount of $40,958.60.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TIL APR Tolerance Irregular Transaction: The Approval shows the Lender used an Index of 3.79%. The only Index available in the drop down is 4.11%. Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 3.79% per the (document type), however the lowest index value available in the lookback period is 4.11%.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94273843	XXX	XXX	XXX	$XXX	CA	6/XX/2008	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94212854	XXX	XXX	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Cash-out - Home Improvement	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	Appraisal not provided.	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.23400% is underdisclosed from calculated APR of 7.54085% outside of 0.125% tolerance.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $561,766.23 is underdisclosed from calculated Finance Charge of $608,407.13 in the amount of $46,640.90.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2006, prior to three (3) business days from transaction date of XX/XX/2006.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TIL APR Tolerance Irregular Transaction: Under disclosure is due to the lender utilizing an index value of 3.79% per the approval, however the lowest index value available in the look back period is 4.11%. Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 3.79% per the approval, however the lowest index value available in the look back period is 4.11%.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94210908	XXX	XXX	XXX	$XXX	CA	4/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $549,171.80 is underdisclosed from calculated Finance Charge of $563,199.44 in the amount of $14,027.64.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 3.46% per the approval, however the lowest index value available in the lookback period is 3.55%.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94228137	XXX	XXX	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $418,226.49 is underdisclosed from calculated Finance Charge of $431,236.89 in the amount of $13,010.40.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 3.66% per the approval, however the lowest index value available in the look back period is 3.79%.	Federal Compliance - ARM Disclosure Compliant Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94238985	XXX	XXX	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94253606	XXX	XXX	XXX	$XXX	CA	9/XX/2007	Investment	Purchase		2							2	[2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty: Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94204000	XXX	XXX	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94222254	XXX	XXX	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $604,692.90 is underdisclosed from calculated Finance Charge of $614,882.85 in the amount of $10,189.95.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Approval indicates the Index used was 4.65%. The lowest Index available within the look-back period is 4.73%.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94203853	XXX	XXX	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.							-	B
94295942	XXX	XXX	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Other	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.80000% is underdisclosed from calculated APR of 8.20520% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $345,084.46 is underdisclosed from calculated Finance Charge of $361,308.31 in the amount of $16,223.85.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Approval indicates the Index used was 4.11%. The lowest Index available within the look-back period is 4.49%.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94295641	XXX	XXX	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Valuation:	Appraisal not provided.					2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94290244	XXX	XXX	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $323,355.02 is underdisclosed from calculated Finance Charge of $336,396.16 in the amount of $13,041.14.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 3.94% per the Loan Approval, however the lowest index value available in the look back period is 4.11%.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94246091	XXX	XXX	XXX	$XXX	CA	12/XX/2004	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.97500% is underdisclosed from calculated APR of 5.25308% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $227,328.37 is underdisclosed from calculated Finance Charge of $246,321.21 in the amount of $18,992.84.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Closing instructions indicate the Index used was 1.277%. The closest Index available in our look-back period is 1.56333%.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94251216	XXX	XXX	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94278441	XXX	XXX	XXX	$XXX	CA	10/XX/2007	Investment	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94235631	XXX	XXX	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.13900% is underdisclosed from calculated APR of 7.48460% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $545,220.63 is underdisclosed from calculated Finance Charge of $592,548.15 in the amount of $47,327.52.	Federal Compliance - TIL APR Tolerance Irregular Transaction: Approval indicates the Index used was 4.11%. The closest Index available in our look back period is 4.49%. Federal Compliance - Final TIL Finance Charge Under Disclosed: Approval indicates the Index used was 4.11%. The closest Index available in our look back period is 4.49%.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94260144	XXX	XXX	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Other	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $776,813.06 is underdisclosed from calculated Finance Charge of $777,960.66 in the amount of $1,147.60.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of amount financed reflects a lump sum for prepaid finance charges in an amount of $8139.70, however calculated prepaid finance charges from final hud reflect an amount of $9287.30		Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94284969	XXX	XXX	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided					2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94204346	XXX	XXX	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94217782	XXX	XXX	XXX	$XXX	CA	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94249956	XXX	XXX	XXX	$XXX	CA	10/XX/2003	Primary	Purchase		1							1								-	A
94212291	XXX	XXX	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Rate/Term		1							1								-	A
94225222	XXX	XXX	XXX	$XXX	CA	9/XX/2006	Primary	UTD UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D
94263602	XXX	XXX	XXX	$XXX	CA	4/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A
94233565	XXX	XXX	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $520,093.97 is underdisclosed from calculated Finance Charge of $529,503.67 in the amount of $9,409.70.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 4.49% per the approval, however the lowest index value available in the lookback period is 4.65%.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94255389	XXX	XXX	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Other		1							1								-	A
94237590	XXX	XXX	XXX	$XXX	CA	4/XX/2006	Primary	Refinance Rate/Term		1							1								-	A
94290100	XXX	XXX	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94289595	XXX	XXX	XXX	$XXX	OR	7/XX/2007	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.							-	B
94208585	XXX	XXX	XXX	$XXX	WA	8/XX/2007	Primary	Refinance Cash-out - Other		1							1								-	A
94237759	XXX	XXX	XXX	$XXX	WA	9/XX/2006	Primary	Purchase		1							1								-	A
94203603	XXX	XXX	XXX	$XXX	WA	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94229365	XXX	XXX	XXX	$XXX	WA	6/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94217476	XXX	XXX	XXX	$XXX	WA	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2004, prior to three (3) business days from transaction date of XX/XX/2004.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94298247	XXX	XXX	XXX	$XXX	RI	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94255323	XXX	XXX	XXX	$XXX	DE	5/XX/2008	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2008 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2008, prior to three (3) business days from transaction date of XX/XX/2008.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94219493	XXX	XXX	XXX	$XXX	MD	6/XX/2007	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94230250	XXX	XXX	XXX	$XXX	VA	8/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94234662	XXX	XXX	XXX	$XXX	VA	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2008 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2008, prior to three (3) business days from transaction date of XX/XX/2008.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94290329	XXX	XXX	XXX	$XXX	VA	6/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94241968	XXX	XXX	XXX	$XXX	GA	9/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94265921	XXX	XXX	XXX	$XXX	GA	8/XX/2006	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.
[2] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Georgia Home Loan (Arbitration Clause): Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained.  The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.

State Compliance - Georgia Home Loan (Late Charge): Assignee Liability:  Any person who purchases, is assigned or otherwise becomes a holder of a high cost home loan will be subject to all affirmative claims and defenses that the borrower could assert against the creditor of the high cost home loan, including the right of rescission which applies regardless of whether the safe harbor provision is met.  In an action brought by a borrower against an assignee: (i) the borrower may only assert the action individually and any relief granted may not exceed the sum of the amount of all remaining indebtedness of the borrower and reasonable attorneys' fees in the individual action; (ii) the borrower may only assert a claim of a violation of the flipping and prohibited high cost home loan provisions in response to the holder's notice of acceleration or foreclosure notice; and (iii) the borrower must bring the action within one year from the date of the occurrence of the violation, except in defense by recoupment or setoff.

Note:  Loans originated between 10/1/02 and 3/6/03 are subject to the Original GAFLA.  Rating Agencies will not rate GA loans originated during this time period.

Late Charge:
For loans subject to Original GAFLA (10/1/2002 to 3/6/2003), material violation.

For loans not subject to Original GAFLA (on or after 3/7/03), late charge violations could be downgraded to an EV2 depending on statute of limitations.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94229570	XXX	XXX	XXX	$XXX	TN	7/XX/2004	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2004 used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2004, prior to three (3) business days from transaction date of XX/XX/2004.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94250861	XXX	XXX	XXX	$XXX	MI	2/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2009 used as disbursement date for compliance testing.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2009, prior to three (3) business days from transaction date of XX/XX/2009.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94291893	XXX	XXX	XXX	$XXX	NE	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Broker Notice Not Provided): Nebraska Mortgage Bankers Registration and Licensing Act:  Mortgage broker has received compensation from the borrower without providing a written agreement to the borrower.
																		[2] State Compliance - Nebraska Prepayment Penalty: Nebraska Prepayment Penalty: Prepayment penalty may not be reasonable and necessary under the Residential Mortgage Licensing Act. Prepay language states prepay will not exceed maximum permitted by applicable law.			State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Broker Notice Not Provided): Assignee Liability: The Anti-Predatory lending provisions arising under the Act extend to persons licensed under the Act. In turn, the Act requires a license of any person acting as a "mortgage banker", which includes, among other activities, acquiring and selling ten or more mortgage loans in a calendar year. Therefore, assignees and purchasers would qualify as "mortgage bankers," and would therefore be subject to the enforcement mechanisms in the Act for any compliance failure that the assignee itself commits. However, failure to comply with the Act will not affect the validity or enforceability of any mortgage loan. Further, a person acquiring a mortgage loan or an interest in a mortgage loan is not required to ascertain the extent of compliance with the Act.				-	B
94261586	XXX	XXX	XXX	$XXX	LA	4/XX/2008	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2008 used as disbursement date for compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2008, prior to three (3) business days from transaction date of XX/XX/2008.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94200665	XXX	XXX	XXX	$XXX	LA	7/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2009 used as disbursement date for compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2009, prior to three (3) business days from transaction date of XX/XX/2009.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94200710	XXX	XXX	XXX	$XXX	ID	4/XX/2010	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2010 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[2] State Compliance - Idaho Prepayment Penalty: Idado Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (3) days of application.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2010, prior to three (3) business days from transaction date of XX/XX/2010.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): The Residential Mortgage Practices Act does not appear to provide for assignee liability.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94275246	XXX	XXX	XXX	$XXX	AZ	12/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2006 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2006, prior to three (3) business days from transaction date of XX/XX/2006.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94202538	XXX	XXX	XXX	$XXX	CT	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	SELLER - GENERAL COMMENT (2020/XX/30): 1/28 - Please see "Final 1003". REVIEWER - GENERAL COMMENT (2020/XX/30): Broker Initial 1003 provided. Missing Final 1003. Exception remains. SELLER - GENERAL COMMENT (2020/XX/10): Please see "Final 1003". REVIEWER - GENERAL COMMENT (2020/XX/10): Broker's initial 1003 provided. Missing Final 1003. Exception remains.	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty:  Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94272115	XXX	XXX	XXX	$XXX	IN	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94257744	XXX	XXX	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94201681	XXX	XXX	XXX	$XXX	VA	6/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94224256	XXX	XXX	XXX	$XXX	NY	2/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94206392	XXX	XXX	XXX	$XXX	FL	2/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94233591	XXX	XXX	XXX	$XXX	NY	1/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94296358	XXX	XXX	XXX	$XXX	NJ	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX7/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94245601	XXX	XXX	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94289462	XXX	XXX	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94223992	XXX	XXX	XXX	$XXX	CO	11/XX/2007	Primary	Refinance Rate/Term	2	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] State Compliance - Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322):  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Colorado Home Loan (Tangible Net Benefit Disclosure Not Provided): Colorado Home Loan (HB1322):  Loan file does not contain a Tangible Net Benefit Disclosure (or similar document).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

																					State Compliance - Colorado Home Loan (Tangible Net Benefit Disclosure Not Provided): Assignees of residential mortgage loans do not appear to be subject to liability for any violation of CO HB 1322.				-	B
94244137	XXX	XXX	XXX	$XXX	SC	1/XX/2008	Second Home	Purchase		2							2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home) [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94264930	XXX	XXX	XXX	$XXX	OH	7/XX/2007	Primary	Construction-Permanent	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 8.78600% is overdisclosed from calculated APR of 8.07576% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $645,250.60 is underdisclosed from calculated Finance Charge of $652,420.31 in the amount of $7,169.71.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to construction loan interest only period accrual.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94270511	XXX	XXX	XXX	$XXX	MD	3/XX/1997	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $378,871.75 is underdisclosed from calculated Finance Charge of $378,979.98 in the amount of $108.23.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94266559	XXX	XXX	XXX	$XXX	HI	5/XX/1998	Second Home	Refinance Rate/Term		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $357,627.41 is underdisclosed from calculated Finance Charge of $358,287.82 in the amount of $660.41.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94237081	XXX	XXX	XXX	$XXX	OH	8/XX/2004	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94227641	XXX	XXX	XXX	$XXX	CA	12/XX/2005	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2005, prior to three (3) business days from transaction date of XX/XX/2005.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94276734	XXX	XXX	XXX	$XXX	CT	6/XX/2006	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94286411	XXX	XXX	XXX	$XXX	CA	6/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $528,445.88 is underdisclosed from calculated Finance Charge of $537,542.60 in the amount of $9,096.72.	Federal Compliance - Final TIL Finance Charge Under Disclosed: It appears a lower Index was used at origination than the 4.43170%% Index available within the look-back period.		Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94262412	XXX	XXX	XXX	$XXX	CO	12/XX/2006	Primary	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B
94225538	XXX	XXX	XXX	$XXX	OR	11/XX/2006	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94257366	XXX	XXX	XXX	$XXX	NJ	12/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94298474	XXX	XXX	XXX	$XXX	VA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94239047	XXX	XXX	XXX	$XXX	GA	7/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94229326	XXX	XXX	XXX	$XXX	CA	12/XX/2004	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94237656	XXX	XXX	XXX	$XXX	CA	6/XX/2005	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94274267	XXX	XXX	XXX	$XXX	CA	3/XX/2005	Primary	Purchase	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $459,807.99 is underdisclosed from calculated Finance Charge of $477,674.94 in the amount of $17,866.95.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure appears to be due to index. Unable to locate index used by lender in file. Only index available in look back period is 1.99583%.		Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94255273	XXX	XXX	XXX	$XXX	CA	7/XX/2004	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	SELLER - GENERAL COMMENT (2020/XX/14): Please see final 1003 uploaded to SFT. REVIEWER - GENERAL COMMENT (2020/XX/14): Applications provided however one is initial broker's application for subject transaction and the other is an application for a 2007 transaction. Exception remains for missing final 1003.	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $353,940.40 is underdisclosed from calculated Finance Charge of $357,817.52 in the amount of $3,877.12.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure appears to be due to index. Unable to locate index used by lender in file. Only index in look back period of 1.16167% used for review.		Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94256505	XXX	XXX	XXX	$XXX	CA	7/XX/2004	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $443,257.28 is underdisclosed from calculated Finance Charge of $465,912.53 in the amount of $22,655.25.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure appears to be due to index. Index used by lender not in file. Lowest index of 1.46250% in look back period used for review.		Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94277379	XXX	XXX	XXX	$XXX	CA	11/XX/2005	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94238911	XXX	XXX	XXX	$XXX	CA	7/XX/2005	Primary	Refinance Cash-out - Other	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94282180	XXX	XXX	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94230050	XXX	XXX	XXX	$XXX	CA	3/XX/2006	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR HUD Deficiency	D
94262518	XXX	XXX	XXX	$XXX	HI	11/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94298784	XXX	XXX	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94275878	XXX	XXX	XXX	$XXX	NJ	7/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94256239	XXX	XXX	XXX	$XXX	CA	10/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94266415	XXX	XXX	XXX	$XXX	GA	1/XX/2007	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements					Yes	Out	TR HUD Deficiency	D
94279994	XXX	XXX	XXX	$XXX	NJ	3/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94243192	XXX	XXX	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94219978	XXX	XXX	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94232880	XXX	XXX	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94239196	XXX	XXX	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94293101	XXX	XXX	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94280068	XXX	XXX	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94261061	XXX	XXX	XXX	$XXX	MA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $890,665.58 is underdisclosed from calculated Finance Charge of $890,710.58 in the amount of $45.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the rundown & recording fee of $45 as prepaid finance charges.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94245312	XXX	XXX	XXX	$XXX	WA	6/XX/2007	Primary	Construction-Permanent	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94293351	XXX	XXX	XXX	$XXX	CA	9/XX/2006	Primary	Construction-Permanent	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94238583	XXX	XXX	XXX	$XXX	IN	12/XX/2006	Primary	Construction-Permanent	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		SELLER - GENERAL COMMENT (2020/XX/XX): Client provided Final TIL. REVIEWER - GENERAL COMMENT (2020/XX/XX): TIL provided is dated XX/XX/2009, Subject transaction is dated XX/XX/2006. Exception still stands.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94261333	XXX	XXX	XXX	$XXX	CA	12/XX/2005	Primary	Construction-Permanent		2	[3] Application / Processing - Missing Document: Missing Final 1003		REVIEWER - GENERAL COMMENT (2020/XX/30): Broker initial 1003 provided. Missing Final 1003. Exception remains.				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94290483	XXX	XXX	XXX	$XXX	CA	11/XX/2005	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94203729	XXX	XXX	XXX	$XXX	CA	10/XX/2004	Primary	UTD UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D
94214827	XXX	XXX	XXX	$XXX	MD	1/XX/2006	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,008,015.10 is underdisclosed from calculated Finance Charge of $1,008,052.68 in the amount of $37.58.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Variance caused by Index value. Lender Index not provided, used clarity index 3.75080%.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94230236	XXX	XXX	XXX	$XXX	CA	7/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94281634	XXX	XXX	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Home Improvement	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94262594	XXX	XXX	XXX	$XXX	CA	6/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.45900% is underdisclosed from calculated APR of 7.77174% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $577,519.00 is underdisclosed from calculated Finance Charge of $588,677.20 in the amount of $11,158.20.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94226038	XXX	XXX	XXX	$XXX	WA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94206629	XXX	XXX	XXX	$XXX	CA	10/XX/2005	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94285381	XXX	XXX	XXX	$XXX	GA	3/XX/2006	UTD	UTD UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D
94289250	XXX	XXX	XXX	$XXX	FL	5/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Fraud Report not provided	Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.					2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. [2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: 10% tolerance violation without evidence of sufficient cure provided. Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: initial and final gfe show no escrow, final hud shows insurance is escrowed.		Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94225328	XXX	XXX	XXX	$XXX	OH	2/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	[3] Miscellaneous - Credit Exception: [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2, Lien Position: 3	XXX #7068, 2nd mortgage reflected on credit report, reflects 1x30 and 3x60 in past 12 months and was 60 days late at closing. This appears to be outside Refi Plus guidelines. Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization. Missing subordination agreements from XXX and XXX. Preliminary title report reflects both a 2nd and 3rd mortgage. 2nd mortgage dated 2/XX/08 for $31,000, XXX reflected as lender on title and XXX on credit report. 3rd mortgage dated 6/XX/13 for $35,000, XXX.	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.	State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Closing Disclosure was misisng.
State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Tangible net benefit form was missing.
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Initial GFE reflects estimate available through date of XX/XX/14.  Calculated 10 business days is XX/XX/14.
Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: The discount fee was less on the Final HUD.
Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: The fees on the Final HUD did not match the Final GFE.	State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94221923	XXX	XXX	XXX	$XXX	MI	5/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Fraud Report not provided	Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.					1								-	A
94270896	XXX	XXX	XXX	$XXX	NJ	5/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Fraud Report not provided	Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization		[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.	Two appraisals are needed for Securitization and were not provided		2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $140,470.41 is underdisclosed from calculated Finance Charge of $140,803.23 in the amount of $332.82.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charge under disclosed by $332.82. It appears the Subordination agreement fee of $250 and the Subordination recording fee of $83 was not included in prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94287713	XXX	XXX	XXX	$XXX	OH	6/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	[3] Application / Processing - Missing Document: Fraud Report not provided			[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.			1								-	A
94217076	XXX	XXX	XXX	$XXX	IN	6/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided	Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.					1								-	A
94243952	XXX	XXX	XXX	$XXX	AL	3/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided	Subject DU Refi Plus was approved without an appraisal, however, 2 appraisals are required for securitization.					2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: There was a variance of $20 for Transfer Taxes on line 1203; no evidence of a cure was noted. Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: Expected date is one day earlier than expected/required.		Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94283192	XXX	XXX	XXX	$XXX	MI	5/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided	Two appraisals are needed for Securitization and were not provided.		[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.			2	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: The H-9 form was used, the H-8 form should have been used.		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94267024	XXX	XXX	XXX	$XXX	PA	3/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided	Loan requires 2 valuations for securitization.					2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: The estimated charges were available through XX/XX/14 but should have been available through XX/XX/14.		Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94230736	XXX	XXX	XXX	$XXX	MN	11/XX/2014	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.	A second valuation product is not required per DU and review, however the loan is slated to a future securitization, and therefore a second valuation product is required.	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2014)
																		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence the appraisal was provided to the Borrower 3 days prior to closing is missing. Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Right to Cancel form H-8 was used for same lender refinance. Form H-9 should have been used.		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94246376	XXX	XXX	XXX	$XXX	PA	4/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided	Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.					2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: Initial GFE provided on XX/XX/2014 and list of service provider provided on XX/XX/2014 Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations not provided.		Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94291664	XXX	XXX	XXX	$XXX	NJ	7/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided	Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.	Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94299779	XXX	XXX	XXX	$XXX	IN	9/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided	Subject Refi Plus was approved without an appraisal, however, 2 appraisals are required for securitization.	REVIEWER - GENERAL COMMENT (2019/XX/21): Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.				1								-	A
94210237	XXX	XXX	XXX	$XXX	MO	8/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Documents in file indicate that there is lender paid MI on the loan; however there is no MI cert in the file.	REVIEWER - GENERAL COMMENT (2020/XX/20): Appraisal sent as Trailing doc is dated 11/XX/2006, Note date is 8/XX/14. Exception remains	[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.	Appraisal is not required per DU and review, however the loans is slated to a future securitization, and therefore an appraisal is required.		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94279984	XXX	XXX	XXX	$XXX	VA	3/XX/2014	Primary	Purchase	Safe Harbor QM	3	3	[3] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/XX/2014)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 5.79500% is underdisclosed from calculated APR of 6.01344% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $125,023.54 is underdisclosed from calculated Finance Charge of $127,978.66 in the amount of $2,955.12.	Federal Compliance - Unknown Loan Designation: Loan designation is UTD.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): File contains evidence appraisal was sent to Borrower on XX/XX/14; however, closing occurred on 0XX/XX/14
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing: Missing GFE reflecting rate lock.
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: Lender credit reflected as -$976.06
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: Reflected as -$271.06
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: GFE date XX/XX/14 estimate available through date of XX/XX/14 is 9 days versus 10.
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: File contains only an initial GFE dated XX/XX/14 wit a loan amount of $XXX. versus actual Note amount of $XXX. No subsequent GFE's in file.
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: File contains only an initial GFE dated XX/XX/14 wit a loan amount of $XXX. versus actual Note amount of $XXX. No subsequent GFE's in file.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: APR of 5.79500% is underdisclosed from calculated APR of 6.01344%
Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance Charge of $125,023.54 is underdisclosed from calculated Finance Charge of $127,978.66 in the amount of $2,955.12.	Federal Compliance - Unknown Loan Designation: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			Out	TILA ATR/QM	B
94211628	XXX	XXX	XXX	$XXX	MD	9/XX/2016	Primary	Purchase	Safe Harbor QM	3							3	[3] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.	Federal Compliance - Unknown Loan Designation: Loan designation UTD per deal notes.		Federal Compliance - Unknown Loan Designation: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			Out	TILA ATR/QM	B
94284425	XXX	XXX	XXX	$XXX	NC	8/XX/2017	Primary	Purchase	Safe Harbor QM	3	3	[3] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/XX/2017)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee.  Fee Amount of $250.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7735)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $155.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Final CD disclosed the dollar amount by which the Total Closing Costs exceeded the legal limit of $111, however, the actual amount is $405. Binding LE did not disclose Document Preparation Fee of $250 and Appraisal Re-Inspection Fee of $155.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Binding LE did not disclosed Document Preparation Fee of $250 disclosed on Consumer's Final CD.  Cure for 0% tolerance violation was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Binding LE did not disclose Appraisal Re-Inspection Fee of $155 disclosed on Consumer's Final CD. Cure for 0% tolerance violation was not provided.	Federal Compliance - Unknown Loan Designation: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			Out	TILA ATR/QM	B
94242600	XXX	XXX	XXX	$XXX	WI	10/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Fraud Report not provided	Two appraisals are needed for Securitization and were not provided. Fraud report is not in the loan file.	REVIEWER - GENERAL COMMENT (2020/XX/20): Appraisal provided is dated XX/XX/05, note date 10/XX/15. Exception remains				1								-	A
94271421	XXX	XXX	XXX	$XXX	TN	11/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Fraud Report not provided	The subject refi plus loan was approved without an appraisal, however 2 valuations are required for secularization		[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.			1								-	A
94268759	XXX	XXX	XXX	$XXX	CA	12/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Fraud Report not provided	Two appraisals required for securitization but not provided.	REVIEWER - GENERAL COMMENT (2020/XX/20): Appraisal in file dated XX/XX/05, Note date 12/XX/15. Exception remains	[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.			1								-	A
94298338	XXX	XXX	XXX	$XXX	FL	2/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Fraud Report not provided	Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization. Fraud report not provided.		[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.	Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.		1								-	A
94232603	XXX	XXX	XXX	$XXX	AL	5/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Fraud Report not provided [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/2016, Note Date 05/XX/2016	Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization. Evidence of Fraud report was not provided in the loan file Renewal policy not provided. Correspondence in file addressed renewal not available yet.		[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.	Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.		1								-	A
94222065	XXX	XXX	XXX	$XXX	PA	7/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/2016, Note Date 07/XX/2016	Subject is a refi plus loan was approved without an appraisal, however, 2 valuations are required for securitization. Hazard policy expires within 90 days of the note date.		[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.	Subject Refi Plus loan was approved without an appraisal, however 2 valuations are required for securitization.		1								-	A
94230169	XXX	XXX	XXX	$XXX	MN	7/XX/2016	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.	2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/XX/2016)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2016)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,527.01 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/2016 did not disclose a value of the dollar amount by which the Total Closing Costs exceeded the legal limit. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial closing disclosure issued XX/XX/16. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure for Loan Discount Points of $1527.01 was not provided.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94229329	XXX	XXX	XXX	$XXX	TX	11/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Fraud Report not provided	Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.					2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $637.12 on Final Closing Disclosure provided on XX/XX/2016 not accurate. (Final/XX/XX/2016)	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: Final disclosure page 1 reflects an estimated monthly HOA (non escrowed) of $57.92 or $695.04 annually, Page 4 reflects a non escrowed expense of $637.12		Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94223228	XXX	XXX	XXX	$XXX	MS	1/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Fraud Report not provided	REVIEWER - GENERAL COMMENT (2020/XX/20): Appraisal in file dated XX/XX/07, Note date 01/XX/17, exception remains.	[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.	Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	2	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/XX/2017)
																		[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of $60.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7563)	Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: Final Closing Disclosure provided on XX/XX/2017 disclosed $30.55 for fees increased above the legal limit however is insufficient to cure the 0% tolerance violation for the Doc prep fee of $60. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A cure of $30.55 is reflected however is insufficient to cure the 0% tolerance violation for the doc prep fee.		Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94219318	XXX	XXX	XXX	$XXX	NY	10/XX/2008	Primary	Purchase	2	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: FEMA Disaster Date: XX/XX/2012 [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2008 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		SELLER - GENERAL COMMENT (2016/XX/XX): Vendor to confirm that has tested to GS scope (6-month lookback period); confirm whether broker's or correspondent's application used REVIEWER - GENERAL COMMENT (2016/XX/XX): Confirmed testing was completed on a 6 month lookback - Testing was conducted monthly back through the brokers/correspondents application date.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94272022	XXX	XXX	XXX	$XXX	NJ	2/XX/2007	Primary	Purchase		1	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/2012 Inspection Date:						1								-	A
94278966	XXX	XXX	XXX	$XXX	AZ	4/XX/2002	Primary	Refinance Rate/Term		2	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.						2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $153,189.57 is underdisclosed from calculated Finance Charge of $153,374.42 in the amount of $184.85.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Per the Itemization, the Settlement Closing fee was $150.00, making a difference of $80 and the Wire fee of $65.00 and Courier fee of $40.00 was not included in the Prepaid finance charges, making a total difference of $185.00.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94295446	XXX	XXX	XXX	$XXX	NC	4/XX/2005	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

State Compliance - North Carolina CHL Tangible Net Benefit Test: Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	State - NC	D
94291979	XXX	XXX	XXX	$XXX	NY	9/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $293,975.92 is underdisclosed from calculated Finance Charge of $294,053.16 in the amount of $77.24.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94209710	XXX	XXX	XXX	$XXX	CA	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is the consummation date. A 1 month lookback was used to determine this application date. [2] Miscellaneous Compliance - Initial TIL not provided		BUYER - GENERAL COMMENT (2016/XX/XX): Vendor to confirm tested to GS scope (6-month lookback period) REVIEWER - GENERAL COMMENT (2016/XX/XX): Loan file contained the brokers application- testing was performed back to the brokers application date					-	B
94220643	XXX	XXX	XXX	$XXX	NJ	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94265114	XXX	XXX	XXX	$XXX	VA	12/XX/2006	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94293939	XXX	XXX	XXX	$XXX	VA	9/XX/2004	Primary	Purchase		2							2	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Additional Compensation Not on Written Agreement): Virginia Mortgage Lender and Broker Act: Mortgage broker has received compensation from the borrower other than that specified in the written agreement signed by the borrower.			State Compliance - Virginia Mortgage Lender and Broker Act (Additional Compensation Not on Written Agreement): The secondary market purchase of a loan does not trigger coverage of the statute.				-	B
94273002	XXX	XXX	XXX	$XXX	FL	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Flood Certificate not provided						2	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. Any applicable Federal, State or Local compliance testing is unreliable.							-	B
94258475	XXX	XXX	XXX	$XXX	NJ	9/XX/2009	Primary	Refinance Rate/Term		2	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: FEMA Disaster Date: XX/XX/2012 [3] Application / Processing - Missing Document: Flood Certificate not provided						2	[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure. [2] Miscellaneous Compliance - Initial GFE not disclosed to the borrower within 3 days. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $182,651.13 is underdisclosed from calculated Finance Charge of $182,724.89 in the amount of $73.76.			Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94251880	XXX	XXX	XXX	$XXX	VA	12/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94280770	XXX	XXX	XXX	$XXX	MA	3/XX/2007	Primary	Refinance Rate/Term		2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/2010 Inspection Date: XX/XX/2007						2	[2] Miscellaneous Compliance - Initial GFE not disclosed to the borrower within 3 days. [2] Miscellaneous Compliance - Initial TIL not disclosed to the borrower within 3 days. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Miscellaneous Compliance - Initial TIL not disclosed to the borrower within 3 days.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94229699	XXX	XXX	XXX	$XXX	NJ	8/XX/2005	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $179,878.64 is underdisclosed from calculated Finance Charge of $180,297.85 in the amount of $419.21.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	REVIEWER - GENERAL COMMENT (2017/XX/XX): Under-disclosure due to fees	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94258751	XXX	XXX	XXX	$XXX	IL	12/XX/2005	Primary	Refinance Rate/Term	2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/2013 Inspection Date: XX/XX/2010 [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2005.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94245926	XXX	XXX	XXX	$XXX	NC	6/XX/2006	Primary	Purchase		1	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/2016 Inspection Date:						1								-	A
94275510	XXX	XXX	XXX	$XXX	CT	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Miscellaneous Compliance - Initial GFE not disclosed to the borrower within 3 days.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94226414	XXX	XXX	XXX	$XXX	MN	10/XX/2006	Primary	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B
94220241	XXX	XXX	XXX	$XXX	NY	6/XX/2002	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/2012 Inspection Date: XX/XX/2011						2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Miscellaneous Compliance - Initial TIL not disclosed to the borrower within 3 days.			Miscellaneous Compliance - Initial TIL not disclosed to the borrower within 3 days.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94256766	XXX	XXX	XXX	$XXX	NY	8/XX/2009	Primary	Refinance Rate/Term	2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/2011 Inspection Date: XX/XX/2009	2	[2] Miscellaneous Compliance - Initial GFE not disclosed to the borrower within 3 days.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $132,983.08 is underdisclosed from calculated Finance Charge of $133,973.08 in the amount of $990.00.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2009, prior to three (3) business days from transaction date of  XX/XX/2009.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under dsclsure due to missing TIL Itemization.	REVIEWER - GENERAL COMMENT (2017/XX/XX): Under-disclosure appears to be due to fees	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																					Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94285228	XXX	XXX	XXX	$XXX	IL	8/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2006.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94250662	XXX	XXX	XXX	$XXX	MD	2/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  XX/XX/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $487,825.10 is underdisclosed from calculated Finance Charge of $488,145.03 in the amount of $319.93.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure is fee related.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94230054	XXX	XXX	XXX	$XXX	KY	12/XX/2004	Primary	Purchase		1	[3] Application / Processing - Missing Document: Missing Final 1003						1								-	A
94289987	XXX	XXX	XXX	$XXX	IL	4/XX/1998	Primary	Refinance Cash-out - Other		2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.					2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/1997. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $147,661.22 is underdisclosed from calculated Finance Charge of $147,816.56 in the amount of $155.34.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94293076	XXX	XXX	XXX	$XXX	MD	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Miscellaneous Compliance - Initial TIL not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94213372	XXX	XXX	XXX	$XXX	NJ	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Missing Document: Missing Lender's Initial 1003: Client approved use of alternative application document for initial application date						-	B
94224527	XXX	XXX	XXX	$XXX	VA	8/XX/2006	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94266823	XXX	XXX	XXX	$XXX	AZ	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2006, prior to three (3) business days from transaction date of XX/XX/2006.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Client approved the use of alternative application document for initial application date.		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94291076	XXX	XXX	XXX	$XXX	MA	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2007, prior to three (3) business days from transaction date of XX/XX/2007.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94255678	XXX	XXX	XXX	$XXX	AZ	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $393,094.87 is underdisclosed from calculated Finance Charge of $393,413.95 in the amount of $319.08.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94200138	XXX	XXX	XXX	$XXX	VA	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.							-	B
94271511	XXX	XXX	XXX	$XXX	IN	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - Initial TIL not provided [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2007, prior to three (3) business days from transaction date of XX/XX/2007.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Client approved use of alternative document for the initial application date.		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94280356	XXX	XXX	XXX	$XXX	LA	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2004.							-	B
94269134	XXX	XXX	XXX	$XXX	RI	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.			State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)			Out	State - NC	C
94272717	XXX	XXX	XXX	$XXX	NC	5/XX/2005	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: Missing documentation to determine purpose therefore compliance review defaulted to cash out refinance.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94236622	XXX	XXX	XXX	$XXX	MI	7/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																					State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.				-	B
94226207	XXX	XXX	XXX	$XXX	PA	1/XX/2005	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2004.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94281035	XXX	XXX	XXX	$XXX	SC	10/XX/2002	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2002.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94279347	XXX	XXX	XXX	$XXX	OH	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Missing Document: Missing Lender's Initial 1003: Client approved use of alternative application document for initial application date.						-	B
94202737	XXX	XXX	XXX	$XXX	WA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver						2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Client approved use of alternative application document for initial application date		Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94220343	XXX	XXX	XXX	$XXX	MI	12/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2001.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94243219	XXX	XXX	XXX	$XXX	MO	5/XX/2007	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94273888	XXX	XXX	XXX	$XXX	IN	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2007.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94212418	XXX	XXX	XXX	$XXX	PA	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver [1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2008, prior to three (3) business days from transaction date of XX/XX/2008.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94208870	XXX	XXX	XXX	$XXX	CA	1/XX/2004	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2003.							-	B
94279459	XXX	XXX	XXX	$XXX	MI	4/XX/2004	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: Missing documentation to determine purpose therefore compliance review defaulted to cash out refinance.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94294109	XXX	XXX	XXX	$XXX	MD	8/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94296024	XXX	XXX	XXX	$XXX	MD	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94232980	XXX	XXX	XXX	$XXX	NJ	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.							-	B
94213444	XXX	XXX	XXX	$XXX	WV	6/XX/2012	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - (Missing Data) Last Transaction Date : Last Transaction Date was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $48,315.23 is underdisclosed from calculated Finance Charge of $48,434.04 in the amount of $118.81.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1,104.57 does not correspond with the loan amount, loan term, and interest rate on the loan.	REVIEWER - GENERAL COMMENT (2017/XX/XX): Regraded to EV2-B REVIEWER - GENERAL COMMENT (2017/XX/XX): Regraded to EV2-B	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94259112	XXX	XXX	XXX	$XXX	CA	12/XX/2003	Primary	Refinance Rate/Term		2							2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94259480	XXX	XXX	XXX	$XXX	SC	8/XX/2004	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2004. [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.				-	B
94291561	XXX	XXX	XXX	$XXX	NJ	6/XX/2001	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $333,591.09 is underdisclosed from calculated Finance Charge of $333,772.59 in the amount of $181.50.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the closing attorney fee of $1052.50 as prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94275773	XXX	XXX	XXX	$XXX	WI	6/XX/1997	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94283688	XXX	XXX	XXX	$XXX	VA	4/XX/2002	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.							-	B
94264065	XXX	XXX	XXX	$XXX	DC	7/XX/2009	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] State Compliance - DC Mortgage Disclosure Amendment Act of 2007 (Mortgage Disclosure Not Provided): DC Mortgage Disclosure Amendment Act of 2007:  Mortgage Disclosure not provided to borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2009.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA State Compliance - DC Mortgage Disclosure Amendment Act of 2007 (Mortgage Disclosure Not Provided): There is no Assignee Liability or validity of loan issues for a violation of the Act.				-	B
94277562	XXX	XXX	XXX	$XXX	CA	11/XX/2002	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2002 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94236597	XXX	XXX	XXX	$XXX	MS	8/XX/2001	Primary	Refinance Cash-out - Other		1	[3] Application / Processing - Missing Document: Missing Final 1003						1								-	A
94205835	XXX	XXX	XXX	$XXX	IL	12/XX/2003	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.					2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2003. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94276120	XXX	XXX	XXX	$XXX	TN	2/XX/2005	Primary	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2005 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94225537	XXX	XXX	XXX	$XXX	MA	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2006.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94200060	XXX	XXX	XXX	$XXX	PA	6/XX/2005	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $182,310.18 is underdisclosed from calculated Finance Charge of $182,383.59 in the amount of $73.41.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94266235	XXX	XXX	XXX	$XXX	CA	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.							-	B
94286115	XXX	XXX	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94232816	XXX	XXX	XXX	$XXX	UT	2/XX/2008	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94235700	XXX	XXX	XXX	$XXX	GA	4/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94258316	XXX	XXX	XXX	$XXX	CT	6/XX/2002	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2001.			Federal Compliance - ARM Disclosure Compliant: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94295956	XXX	XXX	XXX	$XXX	GA	6/XX/2005	Primary	Purchase		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	High Cost testing complete - Premium and terms documented in file					2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94255936	XXX	XXX	XXX	$XXX	WA	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	High Cost testing not complete - Premium and terms were not documented in file	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2006.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.93600% is underdisclosed from calculated APR of 8.46631% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $454,024.71 is underdisclosed from calculated Finance Charge of $507,785.52 in the amount of $53,760.81.	Federal Compliance - TIL APR Tolerance Irregular Transaction: Unable to determine under disclosure due to missing lender index from origination, the lowest index available in the lookback period is 4.0108% Under disclosure appears to be payment stream related Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing lender index from origination, the lowest index available in the lookback period is 4.0108% Under disclosure appears to be payment stream related	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94295099	XXX	XXX	XXX	$XXX	WI	7/XX/2005	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2005.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94290098	XXX	XXX	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94209194	XXX	XXX	XXX	$XXX	TN	7/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94276715	XXX	XXX	XXX	$XXX	CA	6/XX/2008	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94241429	XXX	XXX	XXX	$XXX	MI	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94268807	XXX	XXX	XXX	$XXX	CA	6/XX/2005	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - ARM Disclosure Status: Not dated or signed		Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94280706	XXX	XXX	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Other		2	[1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.						2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94232462	XXX	XXX	XXX	$XXX	CA	7/XX/2006	Primary	Purchase	2	[1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94298111	XXX	XXX	XXX	$XXX	FL	10/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $348,825.94 is underdisclosed from calculated Finance Charge of $351,196.50 in the amount of $2,370.56.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a discount fee of $2120.68 or closing fee of $250 as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94292362	XXX	XXX	XXX	$XXX	FL	12/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94253946	XXX	XXX	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		Yes	Out	TR HUD Deficiency	D
94216086	XXX	XXX	XXX	$XXX	MO	11/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Miscellaneous Compliance - Initial TIL not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94224576	XXX	XXX	XXX	$XXX	NY	12/XX/2005	Investment	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2005.							-	B
94221164	XXX	XXX	XXX	$XXX	FL	3/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.							-	B
94211728	XXX	XXX	XXX	$XXX	VA	2/XX/2011	Primary	Refinance Rate/Term	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2010.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $183,814.94 is underdisclosed from calculated Finance Charge of $183,871.61 in the amount of $56.67.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to lender over estimated Settlement fee by $30.00 and the Third party recording fee of $25 is not on the HUD.	Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B
94267449	XXX	XXX	XXX	$XXX	RI	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2005.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94299778	XXX	XXX	XXX	$XXX	NY	8/XX/2005	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2005.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94290602	XXX	XXX	XXX	$XXX	GA	9/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94281675	XXX	XXX	XXX	$XXX	MN	2/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $391,911.59 is underdisclosed from calculated Finance Charge of $392,015.33 in the amount of $103.74.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Recording Service fee of $50, a MERS fee of $4.95, and a Courier fee of $50 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94287477	XXX	XXX	XXX	$XXX	NC	4/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2002.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $64,258.67 is underdisclosed from calculated Finance Charge of $64,581.13 in the amount of $322.46.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed. Under disclosure appears to be fee related.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94217432	XXX	XXX	XXX	$XXX	NJ	5/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94279087	XXX	XXX	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Home Improvement		2	[3] Application / Processing - Missing Valuation:	Appraisal not provided					2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94227699	XXX	XXX	XXX	$XXX	CA	5/XX/2003	Primary	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2003 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94216907	XXX	XXX	XXX	$XXX	NY	1/XX/2008	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94253448	XXX	XXX	XXX	$XXX	WI	3/XX/2006	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94288230	XXX	XXX	XXX	$XXX	NY	4/XX/2007	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94252473	XXX	XXX	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94223590	XXX	XXX	XXX	$XXX	NJ	8/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94299157	XXX	XXX	XXX	$XXX	NY	3/XX/2008	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2008.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.75400% is underdisclosed from calculated APR of 6.88420% outside of 0.125% tolerance.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $305,526.15 is underdisclosed from calculated Finance Charge of $311,261.76 in the amount of $5,735.61.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: The Lender's TIL reflects MI dropping off after 88 months, however, the audited TIL indicates MI should drop off after 120 months. Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL reflects MI dropping off after 88 months, however, the audited TIL indicates MI should drop off after 120 months.		Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94282645	XXX	XXX	XXX	$XXX	CA	9/XX/2002	Investment	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment) [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2002.	Federal Compliance - Disparity in Occupancy: The initial application has primary checked however, borrowers live on same street and listed another address as the primary address. The REO shows as a rental. Loan passes high cost testing when tested as a primary residence.						-	B
94262748	XXX	XXX	XXX	$XXX	CA	7/XX/2004	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2004.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94255995	XXX	XXX	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $556,446.71 is underdisclosed from calculated Finance Charge of $568,695.48 in the amount of $12,248.77.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 4.6% per the approval, however the lowest index value available in the lookback period is 4.69%.	Federal Compliance - ARM Disclosure Compliant: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94293616	XXX	XXX	XXX	$XXX	FL	5/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2006.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $698,707.98 is underdisclosed from calculated Finance Charge of $716,920.13 in the amount of $18,212.15.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 3.560% per the loan approval, however the lowest index value available in the lookback period is 3.66%.		Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94297538	XXX	XXX	XXX	$XXX	OK	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2004.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94249853	XXX	XXX	XXX	$XXX	VA	11/XX/2006	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.					2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.							-	B
94270277	XXX	XXX	XXX	$XXX	SC	6/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006. [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.				-	B
94234881	XXX	XXX	XXX	$XXX	IN	11/XX/2000	Primary	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2000 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94234567	XXX	XXX	XXX	$XXX	MD	4/XX/2009	Primary	Purchase		2							2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.							-	B
94292608	XXX	XXX	XXX	$XXX	TN	12/XX/2004	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2004.							-	B
94247359	XXX	XXX	XXX	$XXX	TX	6/XX/2003	Investment	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state	State Compliance - Note Error: Note late charge percentage exceeds maximum per state: 6% late charge exceeds 5% maximum per state (TX)						-	B
94258355	XXX	XXX	XXX	$XXX	NC	9/XX/2002	Primary	Purchase		1							1								-	A
94288810	XXX	XXX	XXX	$XXX	CO	10/XX/2005	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $230,540.24 is underdisclosed from calculated Finance Charge of $238,954.98 in the amount of $8,414.74.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The approval indicates the Index used was 2.89%. The lowest Index available within the look-back period is 3.06%. In addition, the final TIL reflected payments as fixed 360, whereas the audited TIL reflects the adjustable payments.		Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94210303	XXX	XXX	XXX	$XXX	NH	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $434,420.66 is underdisclosed from calculated Finance Charge of $444,035.26 in the amount of $9,614.60.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Index source indicates the Index used was 3.46%. The closest Index available in our look-back period is 3.56%.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94216526	XXX	XXX	XXX	$XXX	FL	3/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $368,530.56 is underdisclosed from calculated Finance Charge of $387,416.01 in the amount of $18,885.45.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Index source indicates the Index used was 3.36%. The closest Index available in our look-back period is 3.56%.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94216966	XXX	XXX	XXX	$XXX	CA	4/XX/2006	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $633,906.58 is underdisclosed from calculated Finance Charge of $649,996.36 in the amount of $16,089.78.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Approval indicates the Index used was 3.460%. The closest Index available in our look-back period is 3.560%.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94243839	XXX	XXX	XXX	$XXX	FL	7/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2006.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.36800% is underdisclosed from calculated APR of 8.02320% outside of 0.125% tolerance.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $204,470.45 is underdisclosed from calculated Finance Charge of $229,121.53 in the amount of $24,651.08.	Federal Compliance - TIL APR Tolerance Irregular Transaction: Under disclosure is due to the lender utilizing an index value of 3.66% per the loan approval, however the lowest index value available in the lookback period is 4.11%. Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 3.66% per the loan approval, however the lowest index value available in the lookback period is 4.11%.		Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94239503	XXX	XXX	XXX	$XXX	VA	1/XX/2007	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94206651	XXX	XXX	XXX	$XXX	OH	5/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94282584	XXX	XXX	XXX	$XXX	MO	8/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.
[2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty:  Prepayment penalty not permissible by state law.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2007, prior to three (3) business days from transaction date of XX/XX/2007.	State Compliance - Missouri Prepayment Penalty: PPP Expired. PPP charge not allowed per state (MO). Max prepayment charge for MO loan is 2%, Note states 3%, 2%, 1% . Lender is XXX.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94250880	XXX	XXX	XXX	$XXX	TN	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2007 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2007.
[2] Closing / Title - Note Error: Note grace period days less than minimum per state
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2007, prior to three (3) business days from transaction date of XX/XX/2007.	Closing / Title - Note Error: Note grace period days less than minimum per state: 5 days grace period is less than the 10 days minimum per state of TN.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94245363	XXX	XXX	XXX	$XXX	WI	7/XX/2009	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2009.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94274347	XXX	XXX	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.04000% is underdisclosed from calculated APR of 7.43538% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $551,170.66 is underdisclosed from calculated Finance Charge of $610,034.04 in the amount of $58,863.38.	Federal Compliance - TIL APR Tolerance Irregular Transaction: Under disclosure is due to the lender utilizing an index value of 3.94% per the approval, however the lowest index value available in the look-back period is 4.34% Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 3.94% per the approval, however the lowest index value available in the look-back period is 4.34%	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94211213	XXX	XXX	XXX	$XXX	MA	2/XX/2007	Primary	Refinance Cash-out - Home Improvement		2	[3] Application / Processing - Missing Valuation: [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	Appraisal not provided.					2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006. [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.							-	B
94251117	XXX	XXX	XXX	$XXX	OH	2/XX/2005	Primary	Refinance Rate/Term		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	High Cost testing not complete - Premium and terms were not documented in file					2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2005.							-	B
94212889	XXX	XXX	XXX	$XXX	GA	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94258501	XXX	XXX	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2006.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94253825	XXX	XXX	XXX	$XXX	IL	11/XX/2000	Primary	Purchase		2							2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2000 used as disbursement date for compliance testing.							-	B
94221998	XXX	XXX	XXX	$XXX	MS	6/XX/2003	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2002.
[2] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Note late charge exceeds maximum per state.
[2] State Compliance - Mississippi Prepayment Penalty: Mississippi Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 5% in year 1, 4% in year 2, 3% in year 3, 2% in year 4, or 1% in year 5.
																		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: 5% late charge exceeds the 4% maximum per state of MS. State Compliance - Mississippi Prepayment Penalty: PPP Expired. Prepayment charge not allowed per state (MS) - max prepayment charge for (MS) is 3% in the 3rd year - note states 3.3125% in the 3rd year.. Lender is XXX.		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94284599	XXX	XXX	XXX	$XXX	CT	9/XX/2006	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94254805	XXX	XXX	XXX	$XXX	MA	6/XX/2006	Primary	Refinance Cash-out - Other	2	[3] General - Initial Rate Lock rate date is not documented in file.	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Prepayment penalty not permissible on a partial prepayment.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.				-	B
94214283	XXX	XXX	XXX	$XXX	GA	7/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements							-	B
94266297	XXX	XXX	XXX	$XXX	NC	12/XX/2011	Primary	Purchase	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $208,284.17 is underdisclosed from calculated Finance Charge of $209,498.13 in the amount of $1,213.96.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Lump sum seller credit of $3,000 reflected on HUD-1, however the loan file does not itemize which fee(s) this credit is applied to so it has not been included in testing.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94295816	XXX	XXX	XXX	$XXX	NC	6/XX/2008	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $244,044.53 is underdisclosed from calculated Finance Charge of $244,196.42 in the amount of $151.89.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the attorney fee of $150 as a prepaid finance charge.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94263175	XXX	XXX	XXX	$XXX	SC	12/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2007.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2007, prior to three (3) business days from transaction date of XX/XX/2007.
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94223216	XXX	XXX	XXX	$XXX	WI	3/XX/2007	Primary	Refinance Cash-out - Other		2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94217645	XXX	XXX	XXX	$XXX	TN	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2	[3] General - Initial Rate Lock rate date is not documented in file.						2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2008 used as disbursement date for compliance testing. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94284540	XXX	XXX	XXX	$XXX	MA	8/XX/2007	Primary	Refinance Rate/Term	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	High Cost testing not complete - Premium and terms were not documented in file	3	[3] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test: Massachusetts Home Loan: Unable to determine if mortgage loan was refinanced within 60 months without providing a tangible net benefit to the borrower due to missing prior loan information.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			Out	State - NC	C
94210153	XXX	XXX	XXX	$XXX	GA	12/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94250350	XXX	XXX	XXX	$XXX	PA	7/XX/2007	Primary	Refinance Cash-out - Other	2	[3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2007 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2007, prior to three (3) business days from transaction date of XX/XX/2007.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94219908	XXX	XXX	XXX	$XXX	DE	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	[3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2008 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2008, prior to three (3) business days from transaction date of XX/XX/2008.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94223231	XXX	XXX	XXX	$XXX	PA	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2005 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $158,391.80 is underdisclosed from calculated Finance Charge of $159,959.81 in the amount of $1,568.01.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2005, prior to three (3) business days from transaction date of XX/XX/2005.
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: 10 day grace period is less than the 15 day minimum per state - PA. Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not include the Attorney's fee of $986 in the prepaid amount financed. Additional under disclosure is in the payments due to the simple interest calculation.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.				-	B
94203447	XXX	XXX	XXX	$XXX	IN	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2007 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2007, prior to three (3) business days from transaction date of XX/XX/2007.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94208991	XXX	XXX	XXX	$XXX	GA	9/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	2	[3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2003 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2003, prior to three (3) business days from transaction date of XX/XX/2003.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94249713	XXX	XXX	XXX	$XXX	MS	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94260452	XXX	XXX	XXX	$XXX	FL	4/XX/2008	Primary	Refinance Rate/Term	2	[3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2008 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2008, prior to three (3) business days from transaction date of XX/XX/2008.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94233845	XXX	XXX	XXX	$XXX	MO	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 2% of the prepaid balance.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2007, prior to three (3) business days from transaction date of XX/XX/2007.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94296977	XXX	XXX	XXX	$XXX	IL	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2006 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2006, prior to three (3) business days from transaction date of XX/XX/2006.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94210772	XXX	XXX	XXX	$XXX	KY	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2005, prior to three (3) business days from transaction date of XX/XX/2005.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94291044	XXX	XXX	XXX	$XXX	VA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	[3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2008 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2008, prior to three (3) business days from transaction date of XX/XX/2008.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Loan on an owner-occupied property contains an impermissible prepayment penalty of greater than 2% of the prepaid balance; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.	State Compliance - Virginia Prepayment Penalty: PPP Expired. Prepayment charge not allowed per state (VA) - max prepayment charge for (VA) is 2% for an ARM - note states 3%, 2%, 1% declining. Lender is XXX.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94242643	XXX	XXX	XXX	$XXX	ID	8/XX/2007	Primary	Refinance Cash-out - Other	2	[3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2007 used as disbursement date for compliance testing.
[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2007, prior to three (3) business days from transaction date of XX/XX/2007.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): The Residential Mortgage Practices Act does not appear to provide for assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94235642	XXX	XXX	XXX	$XXX	WA	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2008 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2008, prior to three (3) business days from transaction date of XX/XX/2008.
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.				-	B
94269900	XXX	XXX	XXX	$XXX	MO	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 9.35000% is underdisclosed from calculated APR of 9.81660% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $162,161.73 is underdisclosed from calculated Finance Charge of $165,987.53 in the amount of $3,825.80.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2005, prior to three (3) business days from transaction date of XX/XX/2005.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan. Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94266818	XXX	XXX	XXX	$XXX	TX	6/XX/2003	Primary	Purchase	2	[3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94226446	XXX	XXX	XXX	$XXX	TX	9/XX/2004	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $43,104.15 is underdisclosed from calculated Finance Charge of $43,912.29 in the amount of $808.14.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure due to lender utilizing an index value of 1.88% per approval, however the lowest index value available in the lookback period is 1.97%.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94281747	XXX	XXX	XXX	$XXX	AR	9/XX/2007	Primary	Refinance Cash-out - Other	2	[3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94243696	XXX	XXX	XXX	$XXX	TX	10/XX/2002	Primary	Purchase		2	[3] General - Initial Rate Lock rate date is not documented in file. [3] Insurance Eligibility - MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD. [3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94295017	XXX	XXX	XXX	$XXX	SC	8/XX/1999	Primary	Refinance Cash-out - Other		2	[3] General - Initial Rate Lock rate date is not documented in file.						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94295153	XXX	XXX	XXX	$XXX	WV	6/XX/2001	Primary	Refinance Cash-out - Other	2	[3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2001 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2001, prior to three (3) business days from transaction date of XX/XX/2001.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94234182	XXX	XXX	XXX	$XXX	GA	11/XX/1998	Primary	Refinance Cash-out - Debt Consolidation		2	[3] General - Initial Rate Lock rate date is not documented in file.						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94259320	XXX	XXX	XXX	$XXX	SC	2/XX/2001	Primary	Refinance Cash-out - Other	2	[3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - South Carolina Prepayment Penalty: South Carolina Prepayment Penalty:  Prepayment penalty not permissible on a loan in the amount less than $100,000.00; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $110,446.01 is underdisclosed from calculated Finance Charge of $110,869.11 in the amount of $423.10.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed. Under-disclosure appears to be fee related.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94257787	XXX	XXX	XXX	$XXX	GA	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2006, prior to three (3) business days from transaction date of XX/XX/2006.
																		[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.				-	B
94296163	XXX	XXX	XXX	$XXX	PA	5/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2007 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94233147	XXX	XXX	XXX	$XXX	GA	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2006 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2006, prior to three (3) business days from transaction date of XX/XX/2006.
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.				-	B
94275211	XXX	XXX	XXX	$XXX	FL	7/XX/2008	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.				-	B
94217196	XXX	XXX	XXX	$XXX	IN	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94228970	XXX	XXX	XXX	$XXX	IL	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.		REVIEWER - GENERAL COMMENT (2019/XX/XX): Unable to clear with documents received, exception remains.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94282510	XXX	XXX	XXX	$XXX	NY	12/XX/2013	Primary	Purchase		2							2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.				-	B
94236226	XXX	XXX	XXX	$XXX	KS	12/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2007, prior to three (3) business days from transaction date of XX/XX/2007.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94248671	XXX	XXX	XXX	$XXX	MO	5/XX/2008	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94295297	XXX	XXX	XXX	$XXX	MI	12/XX/2012	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.				-	B
94291520	XXX	XXX	XXX	$XXX	PA	1/XX/2008	UTD	UTD UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2008 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D
94273337	XXX	XXX	XXX	$XXX	IL	6/XX/2012	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/2012	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94265275	XXX	XXX	XXX	$XXX	VA	12/XX/2013	Primary	Refinance Rate/Term		1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/2013						1								-	A
94267931	XXX	XXX	XXX	$XXX	FL	4/XX/2009	Primary	UTD UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2009 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D
94282703	XXX	XXX	XXX	$XXX	TX	8/XX/2013	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/2013	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with evidence of cure provided on Final HUD-1	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94260022	XXX	XXX	XXX	$XXX	CT	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94210581	XXX	XXX	XXX	$XXX	TX	6/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94273666	XXX	XXX	XXX	$XXX	MI	1/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $84,834.88 is underdisclosed from calculated Finance Charge of $84,895.05 in the amount of $60.17.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94295682	XXX	XXX	XXX	$XXX	TX	9/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94289478	XXX	XXX	XXX	$XXX	AL	11/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2003.							-	B
94269943	XXX	XXX	XXX	$XXX	SC	8/XX/2003	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2003.							-	B
94248504	XXX	XXX	XXX	$XXX	TX	6/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94264445	XXX	XXX	XXX	$XXX	CA	7/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94214176	XXX	XXX	XXX	$XXX	AL	1/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2002.					Yes	Out	TR HUD Deficiency	D
94270579	XXX	XXX	XXX	$XXX	MS	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2003. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $118,914.87 is underdisclosed from calculated Finance Charge of $119,203.36 in the amount of $288.49.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of Amount Financed		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94240344	XXX	XXX	XXX	$XXX	PA	4/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94263235	XXX	XXX	XXX	$XXX	TX	3/XX/2004	Primary	Purchase	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94251158	XXX	XXX	XXX	$XXX	NJ	3/XX/2005	Primary	Refinance Cash-out - Other		2	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/2005						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2004. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $55,503.38 is underdisclosed from calculated Finance Charge of $55,709.24 in the amount of $205.86.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization does not reflect courier fee of $95, wire fee of $35, or recording fee of $75 as prepaid finance charges		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94202580	XXX	XXX	XXX	$XXX	NC	8/XX/2007	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94288799	XXX	XXX	XXX	$XXX	NJ	12/XX/2006	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94253228	XXX	XXX	XXX	$XXX	VA	5/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $125,706.74 is underdisclosed from calculated Finance Charge of $125,874.39 in the amount of $167.65.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a release processing fee of $98 and a release fee of $70 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94265338	XXX	XXX	XXX	$XXX	TX	5/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94291853	XXX	XXX	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94297729	XXX	XXX	XXX	$XXX	MO	11/XX/2006	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.							-	B
94212386	XXX	XXX	XXX	$XXX	MA	8/XX/2004	Primary	Purchase	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94245892	XXX	XXX	XXX	$XXX	MS	8/XX/2004	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2004.							-	B
94220914	XXX	XXX	XXX	$XXX	RI	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94238405	XXX	XXX	XXX	$XXX	NC	9/XX/2003	Primary	Purchase		1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						1								-	A
94286972	XXX	XXX	XXX	$XXX	CA	1/XX/2003	Primary	Refinance Cash-out - Other	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/2002 [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - The Note has not been signed by the borrower(s).	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2003 used as disbursement date for compliance testing.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	Out	TR Indeterminable	D
94242728	XXX	XXX	XXX	$XXX	MI	2/XX/2003	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94236972	XXX	XXX	XXX	$XXX	MA	11/XX/2005	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2005.							-	B
94253885	XXX	XXX	XXX	$XXX	AL	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.							-	B
94231872	XXX	XXX	XXX	$XXX	FL	9/XX/2006	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.							-	B
94222836	XXX	XXX	XXX	$XXX	LA	11/XX/2005	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2005.							-	B
94241105	XXX	XXX	XXX	$XXX	VA	9/XX/2003	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2003.							-	B
94263676	XXX	XXX	XXX	$XXX	OH	2/XX/1996	Primary	Refinance Cash-out - Other		2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/1996 [3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $94,844.12 is underdisclosed from calculated Finance Charge of $95,034.17 in the amount of $190.05.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94274257	XXX	XXX	XXX	$XXX	AL	10/XX/2002	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2002.							-	B
94294564	XXX	XXX	XXX	$XXX	IN	4/XX/2003	Primary	Purchase		1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						1								-	A
94226300	XXX	XXX	XXX	$XXX	MI	5/XX/2002	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2002, prior to three (3) business days from transaction date of XX/XX/2002.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94283171	XXX	XXX	XXX	$XXX	AL	4/XX/2004	Primary	Purchase		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/2004						2	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties			Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94294145	XXX	XXX	XXX	$XXX	PA	5/XX/2005	Primary	Purchase	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 8.39100% is overdisclosed from calculated APR of 8.12960% outside of 0.125% tolerance. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $380,704.80 is underdisclosed from calculated Finance Charge of $384,876.35 in the amount of $4,171.55. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94259144	XXX	XXX	XXX	$XXX	AZ	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94291583	XXX	XXX	XXX	$XXX	PA	12/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94286521	XXX	XXX	XXX	$XXX	IA	12/XX/2007	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94264764	XXX	XXX	XXX	$XXX	MS	2/XX/2002	Primary	Refinance Cash-out - Other		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2002.							-	B
94219382	XXX	XXX	XXX	$XXX	PA	3/XX/2008	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2008. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $145,308.47 is underdisclosed from calculated Finance Charge of $145,428.41 in the amount of $119.94.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the Closing Protection Letter fee of $35.00, the Email/Edoc fee of $30.00 or the Courier fee of $60.00 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94227923	XXX	XXX	XXX	$XXX	TX	2/XX/2008	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2008.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94203643	XXX	XXX	XXX	$XXX	MI	6/XX/2003	Primary	Refinance Rate/Term	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
																		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.			State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting. State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.				-	B
94284524	XXX	XXX	XXX	$XXX	OH	3/XX/2003	Primary	Purchase		1	[3] Application / Processing - Missing Document: Missing Final 1003						1								-	A
94253660	XXX	XXX	XXX	$XXX	MO	6/XX/2002	Primary	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B
94210271	XXX	XXX	XXX	$XXX	OR	5/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94206450	XXX	XXX	XXX	$XXX	PA	5/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.							-	B
94225055	XXX	XXX	XXX	$XXX	MI	7/XX/2007	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94260092	XXX	XXX	XXX	$XXX	IN	8/XX/2001	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94274609	XXX	XXX	XXX	$XXX	GA	6/XX/2002	Primary	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2002 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D
94265327	XXX	XXX	XXX	$XXX	TX	3/XX/2002	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2001.							-	B
94270173	XXX	XXX	XXX	$XXX	MA	10/XX/2002	Primary	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2002 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D
94202791	XXX	XXX	XXX	$XXX	MI	5/XX/2003	Primary	Refinance Cash-out - Other		2	[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2						2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94216774	XXX	XXX	XXX	$XXX	NC	4/XX/2003	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2003.							-	B
94269745	XXX	XXX	XXX	$XXX	PA	11/XX/2003	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
																		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	Out	TR Indeterminable	D
94269172	XXX	XXX	XXX	$XXX	CA	7/XX/2004	Primary	Refinance Rate/Term		2	[3] Credit Documentation - Missing Document: Credit Report not provided						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2004.							-	B
94210056	XXX	XXX	XXX	$XXX	CA	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94276673	XXX	XXX	XXX	$XXX	FL	12/XX/2004	Primary	Refinance Cash-out - Other		3							3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					Yes	Out	TR HUD Deficiency	D
94207330	XXX	XXX	XXX	$XXX	VA	5/XX/2005	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2004. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties			Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94264859	XXX	XXX	XXX	$XXX	IL	8/XX/2005	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2005.							-	B
94213302	XXX	XXX	XXX	$XXX	AZ	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2005.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94255363	XXX	XXX	XXX	$XXX	CA	8/XX/2005	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	Out	TR Indeterminable	D
94276161	XXX	XXX	XXX	$XXX	CA	9/XX/2005	Primary	Purchase		3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					No	In	TNR Testing Not Required	D
94208610	XXX	XXX	XXX	$XXX	AR	3/XX/2006	Investment	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2005.							-	B
94290205	XXX	XXX	XXX	$XXX	NC	2/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.							-	B
94224366	XXX	XXX	XXX	$XXX	NY	3/XX/2006	Primary	Refinance Cash-out - Other		2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006. [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.							-	B
94298714	XXX	XXX	XXX	$XXX	TX	2/XX/2006	Primary	Purchase	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2005.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94218847	XXX	XXX	XXX	$XXX	PA	5/XX/2006	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.							-	B
94204094	XXX	XXX	XXX	$XXX	TX	7/XX/2006	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.							-	B
94284536	XXX	XXX	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Other		2	[3] Credit Documentation - Missing Document: Credit Report not provided						2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94298103	XXX	XXX	XXX	$XXX	IL	7/XX/2006	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2006.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94298518	XXX	XXX	XXX	$XXX	GA	7/XX/2006	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94200563	XXX	XXX	XXX	$XXX	PA	9/XX/2006	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.							-	B
94284997	XXX	XXX	XXX	$XXX	MS	6/XX/2006	Primary	Purchase		2	[3] Credit Documentation - Missing Document: Credit Report not provided						2	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94286287	XXX	XXX	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2006, prior to three (3) business days from transaction date of XX/XX/2006.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94284338	XXX	XXX	XXX	$XXX	SC	2/XX/2007	Primary	Purchase	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/2007 [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																					Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94231572	XXX	XXX	XXX	$XXX	VA	4/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94255939	XXX	XXX	XXX	$XXX	NJ	11/XX/2006	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006. [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.							-	B
94210596	XXX	XXX	XXX	$XXX	MI	3/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94231535	XXX	XXX	XXX	$XXX	NJ	3/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94225261	XXX	XXX	XXX	$XXX	VA	1/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.							-	B
94264368	XXX	XXX	XXX	$XXX	MD	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $436,986.98 is underdisclosed from calculated Finance Charge of $437,144.03 in the amount of $157.05.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a tax cert fee of $15.00, a courier fee of $35.00, a flood cert of $19.00, or a recording fee of $40.00 as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94202330	XXX	XXX	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Other		2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007. [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.			Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.				-	B
94254540	XXX	XXX	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.							-	B
94282992	XXX	XXX	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94260304	XXX	XXX	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.							-	B
94262632	XXX	XXX	XXX	$XXX	IL	5/XX/2007	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94220086	XXX	XXX	XXX	$XXX	NY	5/XX/2007	Investment	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94215099	XXX	XXX	XXX	$XXX	VA	7/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): The secondary market purchase of a loan does not trigger coverage of the statute.				-	B
94286782	XXX	XXX	XXX	$XXX	TX	6/XX/2007	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007. [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Right to Cancel signed XX/XX/2007 with Right to Cancel expiration XX/XX/2007		Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94295026	XXX	XXX	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94294874	XXX	XXX	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94249350	XXX	XXX	XXX	$XXX	CO	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] State Compliance - Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322):  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2007.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

																					Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94276917	XXX	XXX	XXX	$XXX	MD	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94251144	XXX	XXX	XXX	$XXX	NJ	8/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94289329	XXX	XXX	XXX	$XXX	NY	8/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94294487	XXX	XXX	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94245786	XXX	XXX	XXX	$XXX	MO	10/XX/2007	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94251909	XXX	XXX	XXX	$XXX	NJ	10/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $617,126.33 is underdisclosed from calculated Finance Charge of $617,283.29 in the amount of $156.96.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The lender actually over disclosed the prepaid finance charges by $70. The net under disclosure is a result of a payment stream calculation difference of $226.90 and a net under disclosure of $156.90.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94264245	XXX	XXX	XXX	$XXX	NY	10/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94205059	XXX	XXX	XXX	$XXX	MI	10/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94231113	XXX	XXX	XXX	$XXX	FL	10/XX/2007	Second Home	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94242309	XXX	XXX	XXX	$XXX	CA	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94225660	XXX	XXX	XXX	$XXX	MO	12/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94228838	XXX	XXX	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94278683	XXX	XXX	XXX	$XXX	WA	1/XX/2008	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	In	TNR Testing Not Required	D
94226620	XXX	XXX	XXX	$XXX	MD	1/XX/2008	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94229492	XXX	XXX	XXX	$XXX	FL	10/XX/2010	Second Home	Purchase	2	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94224798	XXX	XXX	XXX	$XXX	NY	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $194,084.35 is underdisclosed from calculated Finance Charge of $195,309.79 in the amount of $1,225.44.	Federal Compliance - Final TIL Finance Charge Under Disclosed: It appears a lower Index was used at origination than the 2.8% Index available within the look-back period.		Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94218889	XXX	XXX	XXX	$XXX	MT	10/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2008.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94248876	XXX	XXX	XXX	$XXX	MA	10/XX/2010	Primary	Refinance Cash-out - Other	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/2010 Interest Rate Available Through Date is blank for GFE dated XX/XX/2010.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Rate lock period not provided.: GFE Date: XX/XX/2010
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Funds Not Disbursed per Agreement): Massachusetts Mortgage Lender and Broker Regulations: Lender failed to disburse funds in accordance with the commitment or agreement with the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2010 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2010.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Funds Not Disbursed per Agreement): No Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B
94213369	XXX	XXX	XXX	$XXX	KY	10/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94224008	XXX	XXX	XXX	$XXX	FL	11/XX/2010	Second Home	Purchase	2	[3] Credit Documentation - Missing Document: Credit Report not provided	2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - RESPA - Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower at closing. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - RESPA - Initial Escrow Account Statement Not Provided Timely: All docs for closing signed on XX/XX/2010, which is when this disclosure was provided, but since the mortgage notary notarized that document as XX/XX/2010, compliance is running test as a XX/XX/2010 closing date. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Note and TIL signed on XX/XX/2010 and mortgage notary date says XX/XX/2010.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94247462	XXX	XXX	XXX	$XXX	IL	5/XX/2011	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94295762	XXX	XXX	XXX	$XXX	GA	10/XX/2012	Primary	Purchase	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.				-	B
94241192	XXX	XXX	XXX	$XXX	MI	1/XX/2013	Primary	Refinance UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2013 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2012.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94209653	XXX	XXX	XXX	$XXX	CA	4/XX/2013	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $175,278.94 is underdisclosed from calculated Finance Charge of $175,635.94 in the amount of $357.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: There is a Lender credit on line 205 for $802.06 which is not itemized therefore excluded.		Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94202073	XXX	XXX	XXX	$XXX	MD	5/XX/2013	Primary	Refinance Rate/Term		2							2	[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.			State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability. State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.				-	B
94251342	XXX	XXX	XXX	$XXX	NJ	8/XX/2013	Investment	Refinance Rate/Term		2	[3] Appraisal Documentation - Missing Document: Appraisal not provided						2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2013.							-	B
94272637	XXX	XXX	XXX	$XXX	AZ	10/XX/2013	Primary	Refinance Rate/Term		2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/2013						2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94258847	XXX	XXX	XXX	$XXX	NC	11/XX/2001	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $123,110.95 is underdisclosed from calculated Finance Charge of $123,188.78 in the amount of $77.83.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a wire/funding fee of $75, and an assignment recording fee of $10 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94278355	XXX	XXX	XXX	$XXX	AL	8/XX/2006	Primary	Refinance Rate/Term	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2006 used as disbursement date for compliance testing.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2006, prior to three (3) business days from transaction date of XX/XX/2006.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Yes	Out	TR HUD Deficiency	D
94274149	XXX	XXX	XXX	$XXX	SC	9/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.	State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																					State Compliance - South Carolina Home Loan (No Tangible Net Benefit): Assignee Liability: The Act provides that the making of a consumer home loan or a high cost home loan that violates the home loan or high cost provisions is a violation of the law and the borrower has a right in action, other than a class action, to recover from the lender or party charged with the violation. It appears that assignees and purchasers would be subject to this liability. Damages can include actual damages, and a penalty of not less than $1,500 and not more than $7,500 for each loan transaction. Class actions are prohibited. A court may refuse to enforce an agreement that violates the Act. Costs and attorney fees may also be awarded.				-	B
94224829	XXX	XXX	XXX	$XXX	MO	11/XX/2006	Primary	Purchase		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2006 used as disbursement date for compliance testing.							-	B
94248703	XXX	XXX	XXX	$XXX	MI	11/XX/2006	Primary	Refinance UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94275645	XXX	XXX	XXX	$XXX	MS	1/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94235367	XXX	XXX	XXX	$XXX	HI	1/XX/2008	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94235566	XXX	XXX	XXX	$XXX	MI	7/XX/2000	Primary	Refinance Cash-out - Other		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2000. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94261101	XXX	XXX	XXX	$XXX	MI	3/XX/2002	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2002, prior to three (3) business days from transaction date of XX/XX/2002. [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94207761	XXX	XXX	XXX	$XXX	IN	1/XX/2003	Primary	Purchase		1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						1								-	A
94257887	XXX	XXX	XXX	$XXX	IL	1/XX/2003	Primary	Refinance Rate/Term	3	[3] Credit Documentation - Missing Document: Credit Report not provided	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2002.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	Out	TR Indeterminable	D
94256083	XXX	XXX	XXX	$XXX	CA	3/XX/2003	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2002.							-	B
94207012	XXX	XXX	XXX	$XXX	PA	4/XX/2003	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94255378	XXX	XXX	XXX	$XXX	MI	4/XX/2003	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/2003 [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																					Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94257930	XXX	XXX	XXX	$XXX	MI	4/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
																		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.			State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting. State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.				-	B
94255172	XXX	XXX	XXX	$XXX	NY	5/XX/2003	Primary	Refinance Cash-out - Other		2	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/2003						2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94294310	XXX	XXX	XXX	$XXX	MO	3/XX/2005	Primary	Refinance Cash-out - Other		3							3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.					Yes	Out	TR Indeterminable	D
94201793	XXX	XXX	XXX	$XXX	CA	7/XX/2005	Primary	Refinance Cash-out - Other	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
																		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.					Yes	Out	TR Indeterminable	D
94265273	XXX	XXX	XXX	$XXX	PA	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		3							3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					Yes	Out	TR HUD Deficiency	D
94280070	XXX	XXX	XXX	$XXX	NJ	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2005.							-	B
94260040	XXX	XXX	XXX	$XXX	CA	8/XX/2005	Investment	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2005.							-	B
94281553	XXX	XXX	XXX	$XXX	GA	6/XX/2006	Primary	Refinance UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94255994	XXX	XXX	XXX	$XXX	MN	10/XX/2006	Primary	Refinance Rate/Term	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $291,911.80 is underdisclosed from calculated Finance Charge of $292,096.88 in the amount of $185.08.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization disclosed prepaid interest fee $1633.33 and as prepaid charges, however, final HUD reflects fees $1811.25 .	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR HUD Deficiency	D
94283841	XXX	XXX	XXX	$XXX	NJ	10/XX/2006	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $238,563.78 is underdisclosed from calculated Finance Charge of $238,895.19 in the amount of $331.41.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization does not reflect settlement fee of $325.00, courier fee of $4.11, or flood cert fee of $2.00 as prepaid finance charges.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94297628	XXX	XXX	XXX	$XXX	NC	1/XX/2007	Primary	Refinance Rate/Term		3							3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					Yes	Out	TR HUD Deficiency	D
94242799	XXX	XXX	XXX	$XXX	AL	4/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94248417	XXX	XXX	XXX	$XXX	OH	2/XX/2007	Primary	Refinance Cash-out - Other		3							3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					Yes	Out	TR HUD Deficiency	D
94211496	XXX	XXX	XXX	$XXX	FL	4/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.							-	B
94296768	XXX	XXX	XXX	$XXX	OK	4/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94213972	XXX	XXX	XXX	$XXX	AL	4/XX/2007	Primary	Refinance Rate/Term	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	Out	TR HUD Deficiency	D
94210911	XXX	XXX	XXX	$XXX	NJ	4/XX/2007	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94251433	XXX	XXX	XXX	$XXX	TX	4/XX/2007	Primary	Purchase		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.							-	B
94206447	XXX	XXX	XXX	$XXX	MI	5/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94222453	XXX	XXX	XXX	$XXX	GA	5/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - High Cost Indicator Test: Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.	Federal Compliance - High Cost Indicator Test: Compliance Review Report indicates loan fails the GA Points and Fees test.						-	B
94252108	XXX	XXX	XXX	$XXX	MI	6/XX/2007	Primary	Refinance UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94205595	XXX	XXX	XXX	$XXX	TX	8/XX/2007	Primary	Purchase		1	[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided						1								-	A
94211142	XXX	XXX	XXX	$XXX	IN	7/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94219862	XXX	XXX	XXX	$XXX	AL	8/XX/2007	Primary	Refinance Cash-out - Other		3							3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					Yes	Out	TR HUD Deficiency	D
94266332	XXX	XXX	XXX	$XXX	PA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Credit Documentation - Missing Document: Credit Report not provided						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94283791	XXX	XXX	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Rate/Term	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2007.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2008, prior to three (3) business days from transaction date of XX/XX/2008.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Yes	Out	TR HUD Deficiency	D
94220573	XXX	XXX	XXX	$XXX	HI	5/XX/2008	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2008, prior to three (3) business days from transaction date of XX/XX/2008.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94251308	XXX	XXX	XXX	$XXX	NY	5/XX/2008	Primary	Refinance Rate/Term		1	[3] Application / Processing - Missing Document: Missing Final 1003						1								-	A
94211363	XXX	XXX	XXX	$XXX	NY	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2008.							-	B
94232891	XXX	XXX	XXX	$XXX	MD	9/XX/2000	Primary	Purchase		2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94260680	XXX	XXX	XXX	$XXX	MS	8/XX/2002	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2002 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Note late charge exceeds maximum per state.					No	In	TNR Testing Not Required	D
94214491	XXX	XXX	XXX	$XXX	AZ	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		3							3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					Yes	Out	TR HUD Deficiency	D
94296119	XXX	XXX	XXX	$XXX	NM	10/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.							-	B
94288186	XXX	XXX	XXX	$XXX	IL	10/XX/2007	Primary	Refinance Rate/Term		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B
94295529	XXX	XXX	XXX	$XXX	OH	12/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94267318	XXX	XXX	XXX	$XXX	NM	12/XX/2007	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94253281	XXX	XXX	XXX	$XXX	MA	2/XX/2004	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2004.							-	B
94238406	XXX	XXX	XXX	$XXX	NH	2/XX/2007	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94200554	XXX	XXX	XXX	$XXX	NC	5/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94214178	XXX	XXX	XXX	$XXX	CA	4/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94240257	XXX	XXX	XXX	$XXX	NC	5/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.							-	B
94268872	XXX	XXX	XXX	$XXX	IN	5/XX/2007	Primary	Purchase		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94283076	XXX	XXX	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007. [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94254221	XXX	XXX	XXX	$XXX	NJ	4/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2006.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94211014	XXX	XXX	XXX	$XXX	TX	4/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94212501	XXX	XXX	XXX	$XXX	OH	5/XX/2007	Primary	Purchase	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation. [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																					The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.				-	B
94278363	XXX	XXX	XXX	$XXX	MO	6/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94209461	XXX	XXX	XXX	$XXX	CO	6/XX/2007	Second Home	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94227908	XXX	XXX	XXX	$XXX	NC	5/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94273027	XXX	XXX	XXX	$XXX	PA	7/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $116,951.76 is underdisclosed from calculated Finance Charge of $117,211.05 in the amount of $259.29.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Itemization of Amount Financed did not include the $250 Application fee in the Prepaid Finance Charges.		Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94280037	XXX	XXX	XXX	$XXX	VA	7/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94219191	XXX	XXX	XXX	$XXX	CT	7/XX/2007	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94297080	XXX	XXX	XXX	$XXX	KY	7/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94267551	XXX	XXX	XXX	$XXX	NY	7/XX/2007	Primary	Purchase		2							2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds 2% maximum per state (NY)		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94225542	XXX	XXX	XXX	$XXX	WV	6/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94227745	XXX	XXX	XXX	$XXX	MO	11/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94218264	XXX	XXX	XXX	$XXX	IL	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Application / Processing - Missing Valuation:	Appraisal not provided					2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $179,167.91 is underdisclosed from calculated Finance Charge of $179,217.85 in the amount of $49.94.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Finance Charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94273682	XXX	XXX	XXX	$XXX	IL	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2004.							-	B
94224280	XXX	XXX	XXX	$XXX	NC	7/XX/2007	Second Home	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94288309	XXX	XXX	XXX	$XXX	UT	7/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2007.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94238153	XXX	XXX	XXX	$XXX	OH	6/XX/2007	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2007.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.	REVIEWER - GENERAL COMMENT (2019/XX/XX): Unable to clear exception with documentation that was provided. HUD received is estimated.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																					The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.		No	In	TNR Testing Not Required	D
94238842	XXX	XXX	XXX	$XXX	TX	7/XX/2007	Second Home	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94248649	XXX	XXX	XXX	$XXX	TX	8/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94297024	XXX	XXX	XXX	$XXX	HI	8/XX/2007	Primary	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94264530	XXX	XXX	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007. [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.							-	B
94221976	XXX	XXX	XXX	$XXX	NY	7/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.
[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94298943	XXX	XXX	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94274319	XXX	XXX	XXX	$XXX	MS	9/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94242854	XXX	XXX	XXX	$XXX	IL	10/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94219369	XXX	XXX	XXX	$XXX	MD	8/XX/2007	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2007.
																		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.							-	B
94267289	XXX	XXX	XXX	$XXX	WA	10/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94220302	XXX	XXX	XXX	$XXX	CA	9/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2007 used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94268596	XXX	XXX	XXX	$XXX	AZ	9/XX/2007	Primary	Refinance Rate/Term		3							3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					Yes	Out	TR HUD Deficiency	D
94261173	XXX	XXX	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94213374	XXX	XXX	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $147,125.40 is underdisclosed from calculated Finance Charge of $147,385.11 in the amount of $259.71.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the escrow waiver fee of $250 and the recording service fee of $10 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94275327	XXX	XXX	XXX	$XXX	FL	7/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94244182	XXX	XXX	XXX	$XXX	NC	12/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by the non-borrowing title holder. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not dated by borrower or signed and dated by non-borrowing title holder so cannot confirm when borrower received.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94285971	XXX	XXX	XXX	$XXX	MS	11/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94255024	XXX	XXX	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94263245	XXX	XXX	XXX	$XXX	OH	12/XX/2007	Primary	Purchase	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																					The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.				-	B
94268226	XXX	XXX	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94272414	XXX	XXX	XXX	$XXX	FL	4/XX/2008	Second Home	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94237983	XXX	XXX	XXX	$XXX	FL	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $109,922.49 is underdisclosed from calculated Finance Charge of $110,422.36 in the amount of $499.87.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94286573	XXX	XXX	XXX	$XXX	IL	6/XX/2008	Primary	Purchase		2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94248763	XXX	XXX	XXX	$XXX	CA	8/XX/2008	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2008.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.13650% is underdisclosed from calculated APR of 6.30746% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $449,561.86 is underdisclosed from calculated Finance Charge of $458,020.71 in the amount of $8,458.85.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: The Itemization of Amount Financed does not include the $395 Application Fee, the $5255 Broker fee, the $7.50 E-Doc fee, the $18 Flood Cert Fee, the $125 Loan Tie In Fee, the $4.95 Mers fee, the $895 Processing fee, the $1447 Settlement fee, the $79 Tax Fee, the $45 Courier fee or the $625 Underwriter fee in the Prepaid Finance Charges.
Federal Compliance - Final TIL Finance Charge Under Disclosed: The Itemization of Amount Financed does not include the $395 Application Fee, the $5255 Broker fee, the $7.50 E-Doc fee, the $18 Flood Cert Fee, the $125 Loan Tie In Fee, the $4.95 Mers fee, the $895 Processing fee, the $1447 Settlement fee, the $79 Tax Fee, the $45 Courier fee or the $625 Underwriter fee in the Prepaid Finance Charges.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94252360	XXX	XXX	XXX	$XXX	MD	8/XX/2008	Investment	Refinance Cash-out - Debt Consolidation		1	[3] Credit Documentation - Missing Document: Credit Report not provided						1								-	A
94280347	XXX	XXX	XXX	$XXX	NJ	9/XX/2008	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.							-	B
94288863	XXX	XXX	XXX	$XXX	NY	12/XX/2008	Primary	Purchase	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2008 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds 2% maximum per state (NY).		Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94223318	XXX	XXX	XXX	$XXX	NY	2/XX/2006	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2005.
[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds 2% maximum per state (NY)		Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94257246	XXX	XXX	XXX	$XXX	GA	6/XX/2004	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements							-	B
94252800	XXX	XXX	XXX	$XXX	AL	4/XX/2009	Primary	Refinance Rate/Term		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B
94208863	XXX	XXX	XXX	$XXX	FL	2/XX/2003	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2002.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94248837	XXX	XXX	XXX	$XXX	NY	5/XX/2009	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94274569	XXX	XXX	XXX	$XXX	KY	1/XX/2010	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/2009	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																					Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B
94205839	XXX	XXX	XXX	$XXX	CT	5/XX/2010	Primary	Refinance Rate/Term		2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/2010						2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94282803	XXX	XXX	XXX	$XXX	GA	1/XX/2010	Primary	Refinance Rate/Term		2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/2010						2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94261670	XXX	XXX	XXX	$XXX	PA	7/XX/2010	Primary	Purchase	2	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B
94256153	XXX	XXX	XXX	$XXX	TX	10/XX/2010	Primary	Purchase	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
																		[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94260648	XXX	XXX	XXX	$XXX	NY	11/XX/2010	Primary	Refinance Rate/Term		2							2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.	State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds 2% maximum per state (NY).						-	B
94210112	XXX	XXX	XXX	$XXX	FL	1/XX/2011	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94268630	XXX	XXX	XXX	$XXX	FL	3/XX/2011	Second Home	Purchase	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.				-	B
94203707	XXX	XXX	XXX	$XXX	NY	8/XX/2011	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $140,016.51 is underdisclosed from calculated Finance Charge of $140,266.74 in the amount of $250.23.	State Compliance - New York Late Charge Percent Testing: 5% late fee exceeds the 2% maximum per state (NY) Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose $250.00 Title Service Charge as a prepaid finance charge		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94263782	XXX	XXX	XXX	$XXX	NY	8/XX/2011	Primary	Purchase	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
																		[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	State Compliance - New York Late Charge Percent Testing: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%		Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94274160	XXX	XXX	XXX	$XXX	MD	11/XX/2012	Primary	Refinance UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2012 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2012.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Assignee liability is unclear.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94213746	XXX	XXX	XXX	$XXX	MD	2/XX/2012	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2012, prior to three (3) business days from transaction date of XX/XX/2012.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Maryland Counseling Disclosure Not Compliant: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94269591	XXX	XXX	XXX	$XXX	MA	8/XX/2012	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	2	[2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
																		[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.				-	B
94204860	XXX	XXX	XXX	$XXX	CA	11/XX/2012	Primary	UTD UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2012 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2012.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Federal Compliance - RESPA - Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D
94272969	XXX	XXX	XXX	$XXX	VA	6/XX/2013	Primary	Refinance Rate/Term		2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94287807	XXX	XXX	XXX	$XXX	TX	10/XX/2013	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 5.42900% is underdisclosed from calculated APR of 5.59213% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,544.22 is underdisclosed from calculated Finance Charge of $110,456.79 in the amount of $1,912.57.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2013, prior to three (3) business days from transaction date of XX/XX/2013.
[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TIL itemization did not include $1995 Loan Origination in the prepaid finance charges but did include $20 Policy Guarantee Fee and $80 Doc Prep in the prepaids. Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not include $1995 Loan Origination in the prepaid finance charges but did include $20 Policy Guarantee Fee and $80 Doc Prep in the prepaids.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.				-	B
94279327	XXX	XXX	XXX	$XXX	SC	1/XX/2000	Primary	Purchase	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/1999.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94297459	XXX	XXX	XXX	$XXX	TX	6/XX/2000	Primary	Purchase	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2000 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D
94293006	XXX	XXX	XXX	$XXX	MD	11/XX/2013	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $249,541.36 is underdisclosed from calculated Finance Charge of $249,827.04 in the amount of $285.68.
[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not include a subordination fee of $250 as a prepaid finance charge.	State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94221173	XXX	XXX	XXX	$XXX	WI	1/XX/2014	Primary	Refinance Rate/Term		2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>						2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94265928	XXX	XXX	XXX	$XXX	FL	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $88,049.14 is underdisclosed from calculated Finance Charge of $88,483.92 in the amount of $434.78.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization only disclosed a Settlement fee of $150, HUD reflects $525. TIL Itemization disclosed a Notary fee of $150 as prepaid finance charge. TIL Itemization did not disclose Delivery/Shipping/Binder fee of $160 and File Scan fee of $50 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94283386	XXX	XXX	XXX	$XXX	NY	9/XX/2006	Primary	Purchase		2	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/2006						2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.							-	B
94237463	XXX	XXX	XXX	$XXX	MA	4/XX/2007	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.							-	B
94233245	XXX	XXX	XXX	$XXX	PA	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $100,002.12 is underdisclosed from calculated Finance Charge of $100,039.58 in the amount of $37.46.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose $35.00 CPL Fee as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94299231	XXX	XXX	XXX	$XXX	OH	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																					The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.				-	B
94294098	XXX	XXX	XXX	$XXX	AR	6/XX/2007	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94263101	XXX	XXX	XXX	$XXX	NJ	8/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94284314	XXX	XXX	XXX	$XXX	CO	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.			State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.				-	B
94294141	XXX	XXX	XXX	$XXX	NY	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94290737	XXX	XXX	XXX	$XXX	CA	5/XX/2008	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94245034	XXX	XXX	XXX	$XXX	NY	7/XX/2008	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $670,738.19 is underdisclosed from calculated Finance Charge of $670,939.36 in the amount of $201.17.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to finance fees disclosed being lower than the financed fees charged on the HUD.		Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94207471	XXX	XXX	XXX	$XXX	MI	8/XX/2006	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.							-	B
94231923	XXX	XXX	XXX	$XXX	OH	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94248199	XXX	XXX	XXX	$XXX	FL	10/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $227,368.78 is underdisclosed from calculated Finance Charge of $227,518.82 in the amount of $150.04.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a courier fee of $150 as prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94271951	XXX	XXX	XXX	$XXX	WA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.							-	B
94287734	XXX	XXX	XXX	$XXX	OH	2/XX/2007	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																					The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.				-	B
94210365	XXX	XXX	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94262280	XXX	XXX	XXX	$XXX	PA	4/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94256444	XXX	XXX	XXX	$XXX	GA	8/XX/1998	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/1998. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94214565	XXX	XXX	XXX	$XXX	OH	10/XX/1993	Primary	Purchase		2							2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94266128	XXX	XXX	XXX	$XXX	VA	4/XX/2002	UTD	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2002 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D
94299209	XXX	XXX	XXX	$XXX	TX	3/XX/2002	Primary	Purchase		2							2	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94220279	XXX	XXX	XXX	$XXX	CA	1/XX/2002	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2001.							-	B
94272669	XXX	XXX	XXX	$XXX	TX	5/XX/2002	Primary	Purchase		2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2001.							-	B
94262543	XXX	XXX	XXX	$XXX	NC	5/XX/2002	Primary	Purchase		2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2001. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94267317	XXX	XXX	XXX	$XXX	TX	8/XX/2002	Investment	Refinance Cash-out - Other		2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2002.							-	B
94282779	XXX	XXX	XXX	$XXX	MI	10/XX/2002	Primary	Refinance Rate/Term		2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2002. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2002, prior to three (3) business days from transaction date of XX/XX/2002.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94282011	XXX	XXX	XXX	$XXX	NV	8/XX/2002	Primary	Refinance Rate/Term	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
																		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided					Yes	Out	TR Indeterminable	D
94291604	XXX	XXX	XXX	$XXX	NC	8/XX/2002	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94209069	XXX	XXX	XXX	$XXX	UT	10/XX/2002	Primary	Refinance Rate/Term		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2002. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94294700	XXX	XXX	XXX	$XXX	IA	12/XX/2002	Primary	Purchase		1	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						1								-	A
94281696	XXX	XXX	XXX	$XXX	LA	11/XX/2002	Primary	Refinance UTD	3	[3] Credit Documentation - Missing Document: Credit Report not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
																		[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.					Yes	Out	TR Indeterminable	D
94278613	XXX	XXX	XXX	$XXX	MA	2/XX/2003	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $249,804.39 is underdisclosed from calculated Finance Charge of $249,935.60 in the amount of $131.21.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine underdisclosure due to missing Itemization of Amount Financed		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94258281	XXX	XXX	XXX	$XXX	MN	1/XX/2003	Primary	Refinance Cash-out - Other		1	[3] Credit Documentation - Missing Document: Credit Report not provided						1								-	A
94240726	XXX	XXX	XXX	$XXX	FL	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2002.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94236644	XXX	XXX	XXX	$XXX	IL	4/XX/2003	Primary	UTD UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D
94245697	XXX	XXX	XXX	$XXX	IN	4/XX/2003	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94220209	XXX	XXX	XXX	$XXX	MN	4/XX/2003	Primary	Refinance Cash-out - Other		2	[3] Appraisal Documentation - Missing Document: Appraisal not provided						2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.							-	B
94209934	XXX	XXX	XXX	$XXX	CT	4/XX/2003	Primary	Purchase		1	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						1								-	A
94231895	XXX	XXX	XXX	$XXX	OH	4/XX/2003	Primary	Refinance Rate/Term		2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94225665	XXX	XXX	XXX	$XXX	CO	5/XX/2003	Primary	Refinance Rate/Term		2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/1953 [3] Credit Documentation - Missing Document: Credit Report not provided						2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94298538	XXX	XXX	XXX	$XXX	NY	5/XX/2003	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2002.							-	B
94252850	XXX	XXX	XXX	$XXX	OH	6/XX/2003	Primary	Purchase		1	[3] Credit Documentation - Missing Document: Credit Report not provided						1								-	A
94295916	XXX	XXX	XXX	$XXX	TX	6/XX/2003	Primary	Purchase		2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94201010	XXX	XXX	XXX	$XXX	PA	7/XX/2003	Primary	Refinance Rate/Term		1	[3] Application / Processing - Missing Document: Missing Final 1003						1								-	A
94274548	XXX	XXX	XXX	$XXX	OH	8/XX/2003	Primary	Refinance Rate/Term		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94262137	XXX	XXX	XXX	$XXX	IL	8/XX/2003	Primary	UTD UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D
94276491	XXX	XXX	XXX	$XXX	TN	9/XX/2003	Primary	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D
94278063	XXX	XXX	XXX	$XXX	IL	8/XX/2003	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2003.							-	B
94255274	XXX	XXX	XXX	$XXX	VA	12/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2003.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94291651	XXX	XXX	XXX	$XXX	NJ	12/XX/2003	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94232876	XXX	XXX	XXX	$XXX	SC	12/XX/2003	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2003.							-	B
94256634	XXX	XXX	XXX	$XXX	NM	1/XX/2004	Investment	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2003.							-	B
94254927	XXX	XXX	XXX	$XXX	CA	4/XX/2003	Primary	Refinance Rate/Term	2	[3] Credit Documentation - Missing Document: Credit Report not provided	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2002.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94274313	XXX	XXX	XXX	$XXX	TX	2/XX/2004	Primary	Purchase	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D
94250300	XXX	XXX	XXX	$XXX	OH	10/XX/2003	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2003. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $99,677.97 is underdisclosed from calculated Finance Charge of $100,146.72 in the amount of $468.75.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for Under Disclosure due to missing the Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94249385	XXX	XXX	XXX	$XXX	MO	2/XX/2004	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2003.							-	B
94224298	XXX	XXX	XXX	$XXX	CA	3/XX/2004	UTD	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D
94247140	XXX	XXX	XXX	$XXX	MI	3/XX/2004	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $237,240.27 is underdisclosed from calculated Finance Charge of $238,382.33 in the amount of $1,142.06.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94293431	XXX	XXX	XXX	$XXX	NY	5/XX/2004	Primary	Purchase		1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						1								-	A
94269277	XXX	XXX	XXX	$XXX	FL	4/XX/2004	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2004.							-	B
94280046	XXX	XXX	XXX	$XXX	IL	6/XX/2004	Primary	Purchase		1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						1								-	A
94227385	XXX	XXX	XXX	$XXX	MN	4/XX/2004	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2004.							-	B
94218236	XXX	XXX	XXX	$XXX	IN	7/XX/2004	Primary	UTD UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D
94257497	XXX	XXX	XXX	$XXX	MO	11/XX/2004	Primary	Purchase	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D
94212599	XXX	XXX	XXX	$XXX	IN	8/XX/2004	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94299163	XXX	XXX	XXX	$XXX	MO	11/XX/2004	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2004.							-	B
94272943	XXX	XXX	XXX	$XXX	GA	12/XX/2004	Primary	Refinance Rate/Term		2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>						2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2004.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94212509	XXX	XXX	XXX	$XXX	MN	3/XX/2005	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2004.							-	B
94201354	XXX	XXX	XXX	$XXX	MA	2/XX/2005	Primary	Refinance Cash-out - Other	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94289671	XXX	XXX	XXX	$XXX	PA	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2005, prior to three (3) business days from transaction date of XX/XX/2005.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94211427	XXX	XXX	XXX	$XXX	KY	10/XX/2005	Primary	Refinance Rate/Term		2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2005.							-	B
94233357	XXX	XXX	XXX	$XXX	PA	1/XX/2006	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2005.							-	B
94219496	XXX	XXX	XXX	$XXX	NY	10/XX/2005	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94239187	XXX	XXX	XXX	$XXX	GA	3/XX/2006	Investment	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94214465	XXX	XXX	XXX	$XXX	CA	3/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2006 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94224808	XXX	XXX	XXX	$XXX	MN	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94266233	XXX	XXX	XXX	$XXX	AL	6/XX/2007	Primary	Purchase	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	In	TNR Testing Not Required	D
94243389	XXX	XXX	XXX	$XXX	WA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.				-	B
94273517	XXX	XXX	XXX	$XXX	UT	8/XX/2007	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2007.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94278040	XXX	XXX	XXX	$XXX	OH	4/XX/2007	Primary	Purchase	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. [2] State Compliance - Ohio Consumer Sales Practices Act (Demand Feature): Ohio Consumer Sales Practices Act: Mortgage loan contains an impermissible demand feature.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Demand Feature): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																					The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.				-	B
94285112	XXX	XXX	XXX	$XXX	AZ	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided						2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94216459	XXX	XXX	XXX	$XXX	TX	10/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94256249	XXX	XXX	XXX	$XXX	CT	12/XX/2007	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94261999	XXX	XXX	XXX	$XXX	PA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007. [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94221417	XXX	XXX	XXX	$XXX	GA	2/XX/2008	Primary	Purchase		2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94208824	XXX	XXX	XXX	$XXX	PA	2/XX/2008	Primary	UTD UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2008 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Closing / Title - TILA - Final TIL Missing
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D
94219859	XXX	XXX	XXX	$XXX	NY	1/XX/2008	Primary	Refinance UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2008 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94288177	XXX	XXX	XXX	$XXX	PA	4/XX/2008	Primary	Refinance Cash-out - Home Improvement		2							2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $253,584.17 is underdisclosed from calculated Finance Charge of $256,051.33 in the amount of $2,467.16.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94201636	XXX	XXX	XXX	$XXX	MA	12/XX/2010	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94283322	XXX	XXX	XXX	$XXX	OH	1/XX/2001	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2000.					No	In	TNR Testing Not Required	D
94231172	XXX	XXX	XXX	$XXX	LA	8/XX/2002	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2002. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $90,834.57 is underdisclosed from calculated Finance Charge of $91,621.32 in the amount of $786.75.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an attorney fee of $450 and prepaid interest of $427 as prepaid finance charge		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94255275	XXX	XXX	XXX	$XXX	IL	9/XX/2013	Primary	Purchase	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2013.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94293390	XXX	XXX	XXX	$XXX	PA	10/XX/2002	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.							-	B
94259843	XXX	XXX	XXX	$XXX	OH	11/XX/2002	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2002. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $110,417.72 is underdisclosed from calculated Finance Charge of $110,609.91 in the amount of $192.19.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94286857	XXX	XXX	XXX	$XXX	IL	5/XX/2003	Primary	UTD UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Out	Indeterminable	D
94295316	XXX	XXX	XXX	$XXX	NE	11/XX/2003	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2003. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $173,054.01 is underdisclosed from calculated Finance Charge of $173,270.60 in the amount of $216.59.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94204089	XXX	XXX	XXX	$XXX	FL	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2004.							-	B
94225760	XXX	XXX	XXX	$XXX	NJ	11/XX/2004	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 5.75400% is underdisclosed from calculated APR of 5.89393% outside of 0.125% tolerance. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $344,187.07 is underdisclosed from calculated Finance Charge of $348,899.23 in the amount of $4,712.16.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Unable to determine reason for under disclosure due to missing Final TIL itemization Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing Final TIL itemization		Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94291308	XXX	XXX	XXX	$XXX	IL	9/XX/2004	Primary	Purchase		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $368,912.63 is underdisclosed from calculated Finance Charge of $369,557.96 in the amount of $645.33.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure, due to missing itemization of amount financed.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94243240	XXX	XXX	XXX	$XXX	TX	10/XX/2004	Investment	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2004.							-	B
94215936	XXX	XXX	XXX	$XXX	TX	7/XX/2007	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94232958	XXX	XXX	XXX	$XXX	AL	8/XX/2007	Primary	Refinance Rate/Term	2	[3] Credit Documentation - Missing Document: Credit Report not provided	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2007.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $117,338.80 is underdisclosed from calculated Finance Charge of $117,408.19 in the amount of $69.39.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose the $60 title courier fee as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94221481	XXX	XXX	XXX	$XXX	NJ	9/XX/2007	Investment	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94235669	XXX	XXX	XXX	$XXX	GA	11/XX/2007	Primary	Purchase		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94234814	XXX	XXX	XXX	$XXX	LA	1/XX/2008	Primary	Purchase		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94270379	XXX	XXX	XXX	$XXX	MA	7/XX/2008	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2008.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $541,070.06 is underdisclosed from calculated Finance Charge of $541,160.11 in the amount of $90.05.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the Recording Service Fee of $90.00 as a prepaid finance charge.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94219034	XXX	XXX	XXX	$XXX	LA	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided						2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2006 XXX AM, prior to three (3) business days from transaction date of XX/XX/2006 XXX AM.			Federal Compliance - Federal FACTA Disclosure: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94244743	XXX	XXX	XXX	$XXX	CO	9/XX/2004	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2004.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94297907	XXX	XXX	XXX	$XXX	PA	9/XX/2007	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2007.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94255070	XXX	XXX	XXX	$XXX	FL	2/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94221294	XXX	XXX	XXX	$XXX	PA	10/XX/2009	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2009.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B
94293304	XXX	XXX	XXX	$XXX	OK	12/XX/2005	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2005.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94263951	XXX	XXX	XXX	$XXX	OH	9/XX/2005	Primary	Refinance Cash-out - Other		2							2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 0XX/XX/2005.							-	B
94271847	XXX	XXX	XXX	$XXX	NY	6/XX/2005	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.				-	B
94283667	XXX	XXX	XXX	$XXX	VA	2/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94243488	XXX	XXX	XXX	$XXX	LA	3/XX/2001	Primary	Refinance Cash-out - Other		2	[3] Closing / Title - Title: Evidence of title is missing						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2000. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94239102	XXX	XXX	XXX	$XXX	CA	1/XX/2007	Primary	Refinance UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94227633	XXX	XXX	XXX	$XXX	NJ	4/XX/2007	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2006.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94262722	XXX	XXX	XXX	$XXX	WI	1/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94219639	XXX	XXX	XXX	$XXX	VA	2/XX/2007	Primary	Refinance Rate/Term	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2006.
																		[2] State Compliance - Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.							-	B
94236788	XXX	XXX	XXX	$XXX	WI	8/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94247263	XXX	XXX	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - The Note has not been signed by the borrower(s).						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.							-	B
94227127	XXX	XXX	XXX	$XXX	CT	4/XX/2006	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2005.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $234,847.38 is underdisclosed from calculated Finance Charge of $235,167.31 in the amount of $319.93.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for fee under disclosure due to missing Final TIL itemization.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94233256	XXX	XXX	XXX	$XXX	MO	9/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94251153	XXX	XXX	XXX	$XXX	MS	7/XX/2012	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94234569	XXX	XXX	XXX	$XXX	IL	2/XX/2008	Primary	Refinance Rate/Term	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2007.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94214703	XXX	XXX	XXX	$XXX	IL	5/XX/2004	Primary	Refinance Cash-out - Other	3	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94222702	XXX	XXX	XXX	$XXX	VA	9/XX/2005	Primary	Purchase		2	[3] General - Initial Rate Lock rate date is not documented in file.						2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.							-	B
94279486	XXX	XXX	XXX	$XXX	MA	12/XX/2010	Primary	Refinance Rate/Term		2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	High Cost testing complete - Premium and terms documented in file.					2	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable							-	B
94284729	XXX	XXX	XXX	$XXX	MI	7/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2007.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $604,731.92 is underdisclosed from calculated Finance Charge of $604,962.83 in the amount of $230.91.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Disclosure dated XX/XX/2007. State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Disclosure dated XX/XX/2007. Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94204324	XXX	XXX	XXX	$XXX	IL	3/XX/2006	Primary	Purchase		2							2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2005.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA				-	B
94232860	XXX	XXX	XXX	$XXX	PA	8/XX/2005	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2005. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94257245	XXX	XXX	XXX	$XXX	WA	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Payment Stream Variance: Final Truth In Lending Disclosure has incorrect payment stream.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Payment Stream Variance: Final Truth In Lending Disclosure has incorrect payment stream.: TILA APR - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.				-	B
94210380	XXX	XXX	XXX	$XXX	NC	10/XX/2007	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94280698	XXX	XXX	XXX	$XXX	MS	11/XX/2000	Second Home	Purchase		2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided							-	B
94224806	XXX	XXX	XXX	$XXX	IN	11/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94210270	XXX	XXX	XXX	$XXX	OH	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2007.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																					The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.				-	B
94289593	XXX	XXX	XXX	$XXX	LA	1/XX/2012	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2011.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.				-	B
94271752	XXX	XXX	XXX	$XXX	TN	12/XX/2004	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2004.
[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2004, prior to three (3) business days from transaction date of XX/XX/2007.
																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	State Compliance - Note Error: Note late charge percentage exceeds maximum per state: Late charge not allowed per state (TN) - max late charge for TND is 5% - note states 6%		Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94280329	XXX	XXX	XXX	$XXX	NV	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2006.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94268325	XXX	XXX	XXX	$XXX	NV	4/XX/2006	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2005.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	Out	TR Indeterminable	D
94291631	XXX	XXX	XXX	$XXX	NY	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2005.							-	B
94230950	XXX	XXX	XXX	$XXX	NY	4/XX/2009	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/2009.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	Out	TR Indeterminable	D
94289754	XXX	XXX	XXX	$XXX	FL	11/XX/2005	Primary	Refinance Rate/Term		2	[3] Application / Processing - Missing Document: Flood Certificate not provided						2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 30 days prior to the note date.			Federal Compliance - Federal FACTA Disclosure: There is no Assignee Liability.				-	B
94262481	XXX	XXX	XXX	$XXX	NJ	6/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2006 which is 30 days prior to the note date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/2006 XXX AM, prior to three (3) business days from transaction date of XX/XX/2006 XXX AM.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Federal FACTA Disclosure: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94282130	XXX	XXX	XXX	$XXX	TX	11/XX/2005	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2005.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94280636	XXX	XXX	XXX	$XXX	OH	5/XX/1999	Primary	Purchase		2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.						2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $136,219.93 is underdisclosed from calculated Finance Charge of $136,498.43 in the amount of $278.50.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing the Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94247753	XXX	XXX	XXX	$XXX	KY	1/XX/2008	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2007.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94289297	XXX	XXX	XXX	$XXX	KY	3/XX/2009	Primary	Refinance Rate/Term		2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/2009.							-	B
94254651	XXX	XXX	XXX	$XXX	IL	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/2005.
																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/2006, prior to three (3) business days from transaction date of XX/XX/2006.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.				-	B
94239985	XXX	XXX	XXX	$XXX	PA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.				-	B
94226796	XXX	XXX	XXX	$XXX	FL	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.				-	B
94269187	XXX	XXX	XXX	$XXX	IL	4/XX/2004	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Missing Document - Title: Evidence of title is missing	2	[2] Miscellaneous Compliance - (Missing Data) Appraised Value
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2004 which is 30 days prior to the note date.
[2] Missing Document - Initial TIL not provided
[2] Closing / Title - (Doc Error) Security Instrument Error: Notary Date was not provided
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - (Missing Data) Application Date: Verified compliance testing performed 6 months from Note date Closing / Title - (Doc Error) Security Instrument Error: Notary Date was not provided: Mortgage incomplete only pages 1-3 were found		Missing Document - Initial TIL not provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94250178	XXX	XXX	XXX	$XXX	NY	11/XX/2004	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Out	TR Indeterminable	D
94264584	XXX	XXX	XXX	$XXX	TX	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		3							3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.			State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			Out	State - NC	C
94227882	XXX	XXX	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		1							1								-	A
94260746	XXX	XXX	XXX	$XXX	WI	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2005 which is 30 days prior to the note date. [2] Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94249082	XXX	XXX	XXX	$XXX	VA	3/XX/2007	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 7.39200% is underdisclosed from calculated APR of 7.59059% outside of 0.125% tolerance. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $265,493.30 is underdisclosed from calculated Finance Charge of $269,713.85 in the amount of $4,220.55.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Appears a grant may have been used to cover fees however itemization of grant missing, unable to apply to fees Federal Compliance - Final TIL Finance Charge Under Disclosed: It appears the Lender canceled the mortgage insurance premium prior to the midpoint of the amortization period on this interest only loan.		Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B
94213323	XXX	XXX	XXX	$XXX	IL	10/XX/2002	Primary	Refinance Rate/Term		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/2002 which is 30 days prior to the note date. [2] Miscellaneous Compliance - (Doc Error) RTC Error: Right to Cancel signature date is blank. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Miscellaneous Compliance - (Doc Error) RTC Error: Right to Cancel signature date is blank.: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.				-	B